Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
February 29, 2024
EIF-NPRT1-0424
1.814098.119
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.2%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	15,055	597,684
AST SpaceMobile, Inc. (a)(b)	51,510	163,287
ATN International, Inc.	9,505	318,798
Bandwidth, Inc. (a)	15,411	316,542
Cogent Communications Group, Inc.	27,053	2,188,858
Consolidated Communications Holdings, Inc. (a)	76,045	327,754
Frontier Communications Parent, Inc. (a)(b)	143,303	3,393,415
GCI Liberty, Inc. Class A (Escrow) (c)(i)	58,891	1
Iridium Communications, Inc.	74,721	2,163,173
Liberty Global Ltd.:
Class A	86,386	1,511,755
Class B	327	5,749
Class C (b)	163,631	3,035,355
Liberty Latin America Ltd.:
Class A (a)	1,495	9,613
Class C (a)	122,845	800,949
Nextplat Corp. (a)	37,686	53,891
Shenandoah Telecommunications Co.	28,888	539,050
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	17,676
Telesat Corp. (a)	8,088	68,424
		15,511,974
Entertainment - 1.5%
Anghami, Inc. (a)(b)	21,354	20,303
Atlanta Braves Holdings, Inc.	19,853	776,649
Atlanta Braves Holdings, Inc. Class A (b)	14,692	616,329
Bilibili, Inc. ADR (a)(b)	72,099	697,918
Blue Hat Interactive Entertainment Technology (a)(b)	12,770	13,025
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	4,574	860
Cineverse Corp. (a)(b)	4,047	5,342
CuriosityStream, Inc. Class A (a)	14,288	6,860
Dolphin Entertainment, Inc. (a)(b)	1,963	2,611
DoubleDown Interactive Co. Ltd. ADR (a)(b)	4,021	52,836
DouYu International Holdings Ltd. ADR (a)(b)	98,371	74,014
Electronic Arts, Inc.	159,450	22,240,086
Gaia, Inc. Class A (a)	13,031	37,399
Gamesquare Holdings, Inc. (a)(b)	5,889	9,010
GigaMedia Ltd. (a)	1,957	2,525
Global Mofy Metaverse Ltd. (b)	14,649	28,859
Golden Matrix Group, Inc. (a)	10,316	28,472
Gravity Co. Ltd. ADR (a)	2,811	216,644
iQIYI, Inc. ADR (a)	308,058	1,136,734
Liberty Media Corp. Liberty Formula One:
Class A	16,026	1,050,504
Class C	121,728	8,856,929
Liberty Media Corp. Liberty Live:
Class C	37,592	1,496,913
Series A	14,753	569,318
LiveOne, Inc. (a)	60,447	97,924
Lytus Technologies Holdings PTV Ltd. (a)(b)	678	1,803
Mobile Global Esports, Inc. (a)(b)	9,224	1,971
Motorsport Games, Inc. Class A (a)(b)	564	1,252
MultiMetaVerse Holdings Ltd. Class A (a)(b)	2,807	2,582
NetEase, Inc. ADR	70,753	7,635,664
Netflix, Inc. (a)	259,259	156,312,436
Playstudios, Inc. Class A (a)	64,251	152,275
Playtika Holding Corp.	218,866	1,621,797
PodcastOne, Inc.	9,883	18,975
Reading International, Inc. Class A (a)	19,966	37,137
Reservoir Media, Inc. (a)(b)	34,332	247,877
Roku, Inc. Class A (a)	73,748	4,659,399
Scienjoy Holding Corp. (a)(b)	17,909	14,875
Sohu.Com Ltd. ADR (a)	22,025	197,344
Sound Group, Inc. ADR (a)(b)	1,260	4,536
Take-Two Interactive Software, Inc. (a)	100,411	14,753,388
Trugolf Holdings, Inc. Class A (a)	17,971	22,823
Versus Systems, Inc. (a)	74	159
Vivid Seats, Inc. Class A (a)	75,426	454,065
Warner Bros Discovery, Inc. (a)	1,442,530	12,679,839
Warner Music Group Corp. Class A	80,359	2,806,940
		239,665,201
Interactive Media & Services - 10.5%
36Kr Holdings, Inc. ADR (a)	1,078	388
9F, Inc. ADR (a)	2,127	6,572
Alphabet, Inc.:
Class A (a)	3,506,448	485,502,790
Class C (a)	3,392,321	474,178,629
Angi, Inc. (a)	49,406	141,795
Antelope Enterprise Holdings L (a)	1,381	2,113
Baidu, Inc. sponsored ADR (a)(b)	79,713	8,077,318
Bumble, Inc. (a)	79,071	905,363
BuzzFeed, Inc. (a)(b)	65,219	22,370
CarGurus, Inc. Class A (a)	55,316	1,224,696
Cheer Holding, Inc. (a)(b)	4,535	10,839
EverQuote, Inc. Class A (a)	16,480	264,010
Fangdd Network Group Ltd. ADR (a)	187	106
FaZe Holdings, Inc. Class A (a)	58,712	11,149
Hanryu Holdings, Inc. (b)	23,001	10,111
Hello Group, Inc. ADR	100,428	661,821
IAC, Inc. (a)	46,866	2,661,989
Izea Worldwide, Inc. (a)	7,826	15,652
JOYY, Inc. ADR	33,566	1,057,329
Kanzhun Ltd. ADR (b)	178,659	2,796,013
Luokung Technology Corp. (a)(b)	7,006	4,905
Match Group, Inc. (a)	160,590	5,787,664
Meta Platforms, Inc. Class A	1,314,923	644,483,210
MoneyHero Ltd. (b)	50,246	108,531
Oriental Culture Holding Ltd. (a)(b)	3,846	6,538
Outbrain, Inc. (a)	26,800	98,624
Paltalk, Inc. (a)(b)	3,101	14,606
QuinStreet, Inc. (a)	31,290	457,773
Rumble, Inc. (a)(b)	69,114	451,314
So-Young International, Inc. ADR (a)	55,629	65,086
Society Pass, Inc. (a)	9,864	1,787
Super League Enterprise, Inc. (a)	869	2,060
Taboola.com Ltd. (a)	174,046	758,841
Travelzoo, Inc. (a)	6,862	64,846
TripAdvisor, Inc. (a)	72,976	1,957,216
Trivago NV ADR	6,816	17,176
TrueCar, Inc. (a)	56,073	195,134
Vimeo, Inc. (a)	88,854	425,611
Weibo Corp. sponsored ADR (b)	51,167	466,643
Ziff Davis, Inc. (a)	27,287	1,876,254
Zoominfo Technologies, Inc. (a)	230,961	3,870,906
		1,638,665,778
Media - 1.3%
Able View Global, Inc. (b)	6,045	18,316
AdTheorent Holding Co., Inc. Class A (a)(b)	47,329	137,254
Advantage Solutions, Inc. Class A (a)(b)	188,938	719,854
AirNet Technology, Inc. ADR (a)	1,367	1,599
AMC Networks, Inc. Class A (a)	16,028	207,402
Baosheng Media Group Holding Ltd. (a)	164	584
Beasley Broadcast Group, Inc. Class A (a)(b)	282,190	245,787
Cardlytics, Inc. (a)(b)	22,241	184,378
Charter Communications, Inc. Class A (a)	87,600	25,748,268
Collective Audience, Inc. (a)(b)	7,246	6,884
Comcast Corp. Class A	2,379,942	101,980,515
comScore, Inc. (a)	2,197	43,347
Criteo SA sponsored ADR (a)	32,862	1,063,086
Cumulus Media, Inc. (a)(b)	11,565	43,253
Daily Journal Corp. (a)	1,070	362,249
Direct Digital Holdings, Inc. (a)(b)	1,911	42,501
E.W. Scripps Co. Class A (a)	40,587	163,566
EchoStar Holding Corp. Class A (a)(b)	83,541	1,095,223
Fluent, Inc. (a)(b)	46,702	25,555
Fox Corp.:
Class A	158,525	4,722,460
Class B	126,638	3,467,348
Gambling.com Group Ltd. (a)	21,702	198,790
Gd Culture Group Ltd. (a)(b)	590	1,221
Haoxi Health Technology Ltd.	8,168	58,810
Harte-Hanks, Inc. (a)	5,634	43,325
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	6,887	26,515
iHeartMedia, Inc. (a)	74,455	206,240
Integral Ad Science Holding Corp. (a)	91,934	952,436
Lee Enterprises, Inc. (a)(b)	2,469	24,073
Lendway, Inc. (a)(b)	1,817	9,721
Liberty Broadband Corp.:
Class A (a)	8,659	520,839
Class C (a)	76,589	4,609,126
Liberty Media Corp. Liberty SiriusXM	130,731	3,788,584
Liberty Media Corp. Liberty SiriusXM Class A	60,491	1,762,708
Loyalty Ventures, Inc. (a)(c)	32,234	0
Magnite, Inc. (a)	80,512	967,754
Marchex, Inc. Class B (a)	34,542	47,323
Mediaco Holding, Inc. (a)(b)	9,137	4,743
National CineMedia, Inc. (a)(b)	54,868	222,764
News Corp.:
Class A	225,057	6,049,532
Class B (b)	111,410	3,118,366
Nexstar Media Group, Inc. Class A	20,923	3,476,775
Nextplay Technologies, Inc. (a)(b)	3,569	3,962
Nexxen International Ltd. ADR (a)(b)	8,499	43,685
Paramount Global:
Class A (b)	12,635	266,346
Class B	377,512	4,167,732
Perion Network Ltd. (a)(b)	27,171	623,574
PubMatic, Inc. (a)	22,186	464,575
Saga Communications, Inc. Class A	1,486	33,613
Scholastic Corp.	19,973	787,735
Sinclair, Inc. Class A (b)	23,228	344,936
Sirius XM Holdings, Inc. (b)	2,273,083	10,047,027
Stagwell, Inc. (a)	72,615	387,764
Starbox Group Holdings Ltd. (a)(b)	34,077	9,985
Stran & Co., Inc. (a)	1,570	2,355
TechTarget, Inc. (a)	15,882	503,618
The Trade Desk, Inc. (a)	263,832	22,539,168
Thryv Holdings, Inc. (a)	18,744	392,499
TuanChe Ltd. ADR (A Shares) (a)	397	695
Urban One, Inc.:
Class A (a)	4,568	15,120
Class D (non-vtg.) (a)	21,932	63,822
WiMi Hologram Cloud, Inc. ADR (a)	28,988	32,756
Xcel Brands, Inc. (a)(b)	4,288	4,288
ZW Data Action Technologies, Inc. (a)(b)	2,547	2,471
		207,106,800
Wireless Telecommunication Services - 0.8%
FingerMotion, Inc. (a)(b)	30,327	80,973
Gogo, Inc. (a)	75,352	614,872
Millicom International Cellular SA (a)	100,245	1,869,569
NII Holdings, Inc. (a)(c)	5,182	0
Spok Holdings, Inc.	19,492	350,271
SurgePays, Inc. (a)(b)	15,080	117,021
T-Mobile U.S., Inc.	683,217	111,569,336
Tingo Group, Inc. (a)(b)(c)	104,056	71,799
uCloudlink Group, Inc. ADR (a)(b)	12,409	18,241
VEON Ltd. sponsored ADR (a)	35,805	932,720
Vodafone Group PLC sponsored ADR (b)	216,228	1,933,078
		117,557,880
TOTAL COMMUNICATION SERVICES		2,218,507,633
CONSUMER DISCRETIONARY - 14.2%
Automobile Components - 0.1%
Carbon Revolution PLC (b)	1,211	12,074
China Automotive Systems, Inc. (a)	21,380	69,057
Dorman Products, Inc. (a)	19,614	1,848,031
ECARX Holdings, Inc. Class A (a)(b)	170,906	471,701
Foresight Autonomous Holdings Ltd. ADR (a)(b)	361	393
Fox Factory Holding Corp. (a)	25,859	1,308,207
Garrett Motion, Inc. (a)(b)	163,877	1,576,497
Gentex Corp.	138,583	5,062,437
Gentherm, Inc. (a)	20,759	1,180,357
Hesai Group ADR	10,236	37,771
Kandi Technologies Group, Inc. (a)	44,635	112,480
Luminar Technologies, Inc. (a)(b)	179,849	429,839
Mobileye Global, Inc. (a)(b)	56,571	1,440,863
Motorcar Parts of America, Inc. (a)	18,333	164,814
Patrick Industries, Inc.	14,672	1,759,760
REE Automotive Ltd. (a)	3,948	31,545
Solid Power, Inc. (a)(b)	124,200	203,688
Strattec Security Corp. (a)	2,491	63,521
Sypris Solutions, Inc. (a)(b)	6,622	11,787
The Goodyear Tire & Rubber Co. (a)	171,634	2,039,012
Visteon Corp. (a)	17,855	2,019,758
Worksport Ltd. (a)	6,758	7,974
XPEL, Inc. (a)	17,345	912,000
		20,763,566
Automobiles - 2.6%
Arcimoto, Inc. (a)(b)	1,160	638
AYRO, Inc. (a)(b)	2,343	3,889
Canoo, Inc. (a)(b)	646,026	67,962
Cenntro, Inc. (b)	39,689	55,961
Chijet Motor Co., Inc. (b)	95,259	36,198
ElectraMeccanica Vehicles Corp. (a)(b)	157,533	39,903
Ezgo Technologies Ltd. (a)(b)	459,268	46,065
Faraday Future Intelligent Electric, Inc. (a)(b)	18,198	1,270
Gogoro, Inc. (a)(b)	167,445	269,586
Li Auto, Inc. ADR (a)(b)	126,427	5,800,471
Lotus Technology, Inc. ADR (b)	10,052	74,787
Lucid Group, Inc. Class A (a)(b)	1,403,281	4,630,827
Mullen Automotive, Inc. (a)(b)	3,263	23,233
Niu Technologies ADR (a)(b)	58,636	107,890
NWTN, Inc. (a)	125,250	389,528
Phoenix Motor, Inc. (a)(b)	22,064	22,285
Polestar Automotive Holding UK PLC ADR (a)(b)	157,179	326,932
Rivian Automotive, Inc. (a)(b)	568,052	6,430,349
Tesla, Inc. (a)	1,882,142	379,966,827
VinFast Auto PTE Ltd. (b)	1,364,315	8,144,961
Volcon, Inc. (a)(b)	1,347	1,792
Workhorse Group, Inc. (a)(b)	508,181	170,037
Zapp Electric Vehicles Group Ltd.	75,920	18,995
		406,630,386
Broadline Retail - 7.8%
1stDibs.com, Inc. (a)	17,092	88,024
Amazon.com, Inc. (a)	6,122,450	1,082,204,262
Baozun, Inc. sponsored ADR (a)(b)	32,067	75,678
ContextLogic, Inc. (a)(b)	15,747	102,356
D-MARKET Electronic Services & Trading ADR (a)	66,569	103,182
eBay, Inc.	308,449	14,583,469
Etsy, Inc. (a)	71,961	5,158,884
Global-e Online Ltd. (a)	96,412	3,265,474
Groupon, Inc. (a)(b)	24,975	462,287
Hour Loop, Inc. (a)(b)	19,584	26,047
JD.com, Inc. sponsored ADR (b)	283,081	6,403,292
MercadoLibre, Inc. (a)	29,924	47,737,757
Ollie's Bargain Outlet Holdings, Inc. (a)	36,332	2,912,736
Ozon Holdings PLC ADR (a)(b)(c)	50,413	665,452
PDD Holdings, Inc. ADR (a)	395,607	49,268,896
Qurate Retail, Inc. (a)	62,712	346,170
Secoo Holding Ltd. ADR (a)	2,632	1,266
Yunji, Inc. ADR (a)(b)	4,241	3,012
		1,213,408,244
Distributors - 0.1%
Alliance Entertainment Holding Corp. Class A (b)	2,697	4,693
Cheetah Net Supply Chain Service, Inc. (b)	2,393	4,499
Educational Development Corp. (a)	7,081	13,029
GigaCloud Technology, Inc. Class A (a)(b)	20,832	780,158
J-Long Group Ltd. (b)	17,699	35,398
Kaival Brands Innovations Group, Inc. (a)(b)	1,483	2,803
LKQ Corp.	155,311	8,121,212
Pool Corp.	22,557	8,980,393
Weyco Group, Inc.	6,799	219,200
		18,161,385
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)	4,817	13,391
2U, Inc. (a)	55,243	24,893
Afya Ltd. (a)	26,135	539,426
American Public Education, Inc. (a)	13,251	138,473
Amesite, Inc. (a)	1,845	3,801
ATA Creativity Global ADR (a)	4,528	5,751
China Liberal Education Holdings Ltd. (a)(b)	3,219	6,921
Color Star Technology Co. Ltd. (a)	1,380	352
Duolingo, Inc. (a)	20,989	5,016,371
E-Home Household Service Holdings Ltd. (a)(b)	1,668	2,469
EpicQuest Education Group International Ltd. (a)(b)	1,797	2,120
European Wax Center, Inc. (a)(b)	27,452	389,269
Frontdoor, Inc. (a)	44,784	1,404,426
Golden Sun Health Technology G (a)(b)	6,190	4,327
Grand Canyon Education, Inc. (a)	17,646	2,378,681
Laureate Education, Inc. Class A	97,820	1,311,766
Lincoln Educational Services Corp. (a)	24,123	242,677
OneSpaWorld Holdings Ltd. (a)	55,228	720,173
Perdoceo Education Corp.	44,102	785,457
QuantaSing Group Ltd. ADR (a)	9,438	33,316
Regis Corp. (a)(b)	776	6,511
Skillful Craftsman Education Technology Ltd. (a)	6,452	5,840
Strategic Education, Inc.	14,254	1,579,201
SunCar Technology Group, Inc. Class A (b)	23,318	146,903
Tctm Kids It Education, Inc. ADR (a)	8,570	15,083
Udemy, Inc. (a)	87,341	986,953
Vasta Platform Ltd. (a)	9,735	37,382
Visionary Education Technology Holdings Group, Inc. (a)(b)	22,075	3,753
Vitru Ltd. (a)(b)	19,023	240,451
Wag! Group Co. (a)	17,044	34,088
Wah Fu Education Group Ltd. (a)	9,305	18,052
WW International, Inc. (a)(b)	48,657	151,810
Xwell, Inc. (a)(b)	6,090	12,180
Zhongchao, Inc. (a)(b)	591	1,826
		16,264,093
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	257,351	40,525,062
Allied Esports Entertainment, Inc. (a)	17,647	16,770
Atour Lifestyle Holdings Ltd. ADR	18,941	367,077
BJ's Restaurants, Inc. (a)	13,822	484,046
Bloomin' Brands, Inc.	50,630	1,376,123
Booking Holdings, Inc.	20,771	72,051,068
Bragg Gaming Group, Inc. (a)	9,417	49,628
BurgerFi International, Inc. (a)(b)	9,417	5,820
Caesars Entertainment, Inc. (a)	126,970	5,519,386
Canterbury Park Holding Co.	422	10,824
Carrols Restaurant Group, Inc.	42,795	405,269
Century Casinos, Inc. (a)	16,194	47,125
Churchill Downs, Inc.	44,195	5,386,045
Chuy's Holdings, Inc. (a)	9,648	326,392
Codere Online Luxembourg SA (a)(b)	3,157	21,120
Cracker Barrel Old Country Store, Inc. (b)	13,041	862,401
Dave & Buster's Entertainment, Inc. (a)(b)	26,022	1,606,598
Denny's Corp. (a)	38,087	351,543
Doordash, Inc. (a)	219,107	27,294,159
Draftkings Holdings, Inc. (a)	274,996	11,912,827
El Pollo Loco Holdings, Inc. (a)	18,467	167,311
Empire Resorts, Inc. (c)	17,333	0
Expedia, Inc. (a)	79,481	10,874,590
FAT Brands, Inc. Class B	10,930	77,603
First Watch Restaurant Group, Inc. (a)	32,731	819,912
Full House Resorts, Inc. (a)	16,206	83,137
GAN Ltd. (a)	24,509	37,254
GEN Restaurant Group, Inc.	1,225	9,653
Golden Entertainment, Inc.	16,184	599,779
Golden Heaven Group Holdings Ltd. (b)	24,617	12,227
Good Times Restaurants, Inc. (a)	9,092	20,730
H World Group Ltd. ADR (b)	104,351	3,815,073
Hall of Fame Resort & Entertainment Co. (a)(b)	2,602	8,613
Inspirato, Inc. (a)(b)	2,997	15,435
Inspired Entertainment, Inc. (a)	15,862	157,034
Jack in the Box, Inc. (b)	11,357	829,061
Krispy Kreme, Inc. (b)	96,447	1,248,024
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,992	569,420
Light & Wonder, Inc. Class A (a)	53,198	5,346,931
Lindblad Expeditions Holdings (a)	29,723	275,532
Lottery.Com, Inc. (a)(b)	1,219	2,755
MakeMyTrip Ltd. (a)	38,674	2,385,799
Marriott International, Inc. Class A	173,800	43,427,406
Melco Crown Entertainment Ltd. sponsored ADR (a)	126,134	975,016
Monarch Casino & Resort, Inc.	10,408	732,203
Mondee Holdings, Inc. (a)(b)	57,110	128,498
Nathan's Famous, Inc.	3,678	258,380
NeoGames SA (a)	18,617	527,233
Noodles & Co. (a)	27,889	70,001
Papa John's International, Inc. (b)	19,976	1,436,075
Penn Entertainment, Inc. (a)	87,489	1,601,049
Playa Hotels & Resorts NV (a)	89,710	824,435
Portillo's, Inc. (a)(b)	28,520	414,396
Potbelly Corp. (a)	17,412	241,679
Rave Restaurant Group, Inc. (a)	5,714	10,571
RCI Hospitality Holdings, Inc.	5,507	310,375
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	78,518
Red Rock Resorts, Inc.	33,833	1,961,976
Sabre Corp. (a)(b)	219,877	582,674
Selina Hospitality PLC (a)(b)	60,296	15,080
SharpLink Gaming, Inc. (b)	2,080	2,891
Sonder Holdings, Inc. (a)(b)	7,316	39,214
Sportradar Holding AG (a)(b)	121,554	1,181,505
Starbucks Corp.	673,554	63,920,275
Target Hospitality Corp. (a)(b)	61,089	591,342
Texas Roadhouse, Inc. Class A	38,600	5,765,682
TH International Ltd. (a)	89,968	115,159
The Cheesecake Factory, Inc. (b)	27,723	980,840
The ONE Group Hospitality, Inc. (a)	17,098	66,853
Trip.com Group Ltd. ADR (a)	198,421	8,823,782
Tuniu Corp. Class A sponsored ADR (a)(b)	24,726	17,803
Vacasa, Inc. Class A (a)(b)	7,103	67,123
Wendy's Co.	118,789	2,151,269
Wingstop, Inc.	17,324	6,081,590
Wynn Resorts Ltd.	66,504	6,996,221
Yatra Online, Inc. (a)(b)	21,566	34,721
		346,406,991
Household Durables - 0.1%
Aterian, Inc. (a)(b)	29,386	13,374
Bassett Furniture Industries, Inc.	4,416	68,448
Cavco Industries, Inc. (a)	5,066	1,887,440
Cricut, Inc.	32,294	155,980
Dixie Group, Inc. (a)	9,905	5,288
Fenbo Holdings Ltd.	2,006	16,449
Flexsteel Industries, Inc.	3,070	106,990
GoPro, Inc. Class A (a)	68,957	161,359
Helen of Troy Ltd. (a)	13,764	1,720,500
Hooker Furnishings Corp.	6,220	152,452
iRobot Corp. (a)(b)	16,303	186,017
Koss Corp. (a)(b)	4,327	10,861
Landsea Homes Corp. (a)	27,139	369,633
Legacy Housing Corp. (a)	15,043	386,906
LGI Homes, Inc. (a)	13,473	1,537,135
Lifetime Brands, Inc.	13,509	131,848
Live Ventures, Inc. (a)	1,687	44,571
Lovesac (a)	8,426	194,135
Nephros, Inc. (a)	3,085	9,749
Newell Brands, Inc.	242,411	1,818,083
Nova LifeStyle, Inc. (a)	1,384	2,256
Purple Innovation, Inc. (b)	57,035	106,085
Singing Machine Co., Inc. (a)(b)	2,438	2,365
Snap One Holdings Corp. (a)(b)	44,809	371,019
Sonos, Inc. (a)	71,934	1,363,869
United Homes Group, Inc. (a)(b)	18,331	127,950
Universal Electronics, Inc. (a)	7,603	66,830
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	13,524
VOXX International Corp. (a)	13,480	114,580
ZAGG, Inc. rights (a)(c)	14,972	0
		11,145,696
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)	7,566	59,393
AMMO, Inc. (a)(b)	66,715	158,782
BRP, Inc. (b)	20,673	1,362,971
Clarus Corp. (b)	18,975	109,296
Escalade, Inc. (b)	7,721	114,502
Funko, Inc. (a)	28,511	200,717
Hasbro, Inc.	81,425	4,094,863
Interactive Strength, Inc. (b)	4,448	2,096
JAKKS Pacific, Inc. (a)	6,809	239,064
Johnson Outdoors, Inc. Class A (b)	5,547	254,940
Latham Group, Inc. (a)	75,745	256,776
Malibu Boats, Inc. Class A (a)	11,640	507,970
MasterCraft Boat Holdings, Inc. (a)	12,347	270,770
Mattel, Inc. (a)	209,574	4,128,608
Peloton Interactive, Inc. Class A (a)(b)	202,398	914,839
Smith & Wesson Brands, Inc. (b)	28,528	391,689
SRM Entertainment, Inc. (b)	4,687	5,671
Vision Marine Technologies, Inc. (a)(b)	5,949	4,753
		13,077,700
Specialty Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	24,871	259,156
Academy Sports & Outdoors, Inc.	45,049	3,366,061
America's Car Mart, Inc. (a)	3,994	268,956
Arhaus, Inc. (a)(b)	33,484	442,658
Arko Corp. (b)	74,889	489,025
Betterware de Mexico SAPI de CV	26,794	482,292
Big 5 Sporting Goods Corp. (b)	11,818	56,726
Brilliant Earth Group, Inc. Class A (a)	5,550	15,762
CarParts.com, Inc. (a)	33,968	86,618
Citi Trends, Inc. (a)(b)	5,929	183,799
Conn's, Inc. (a)(b)	16,366	65,791
Destination XL Group, Inc. (a)	32,101	128,083
Duluth Holdings, Inc. (a)	20,657	98,327
EVgo, Inc. Class A (a)(b)	62,011	183,553
Fitell Corp. (b)	5,106	24,458
Five Below, Inc. (a)	32,637	6,549,593
GrowGeneration Corp. (a)(b)	43,987	94,132
Hibbett, Inc. (b)	7,367	603,726
Jiuzi Holdings, Inc. (a)(b)	22,137	25,458
JOANN, Inc. (a)(b)	23,229	11,580
Jowell Global Ltd. (a)(b)	914	1,810
Kaixin Auto Holdings (a)(b)	6,044	1,432
Kidpik Corp. (a)(b)	2,938	1,087
Kirkland's, Inc. (a)(b)	7,395	19,745
Lands' End, Inc. (a)	21,391	208,134
Lazydays Holdings, Inc. (a)(b)	6,139	24,679
Leslie's, Inc. (a)	106,276	839,580
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	23,329	44,792
Monro, Inc. (b)	17,865	599,728
NaaS Technology, Inc. ADR (a)(b)	20,947	31,421
National Vision Holdings, Inc. (a)	45,468	1,063,951
Newegg Commerce, Inc. (a)(b)	206,350	201,253
O'Reilly Automotive, Inc. (a)	35,100	38,168,442
OneWater Marine, Inc. Class A (a)(b)	7,834	203,762
Petco Health & Wellness Co., Inc. (a)(b)	127,436	331,334
PetMed Express, Inc. (b)	10,954	55,427
Rent the Runway, Inc. Class A (a)(b)	29,385	11,930
Ross Stores, Inc.	199,309	29,689,069
RumbleON, Inc. Class B (a)(b)	24,933	189,241
Shoe Carnival, Inc. (b)	16,794	550,339
Sleep Number Corp. (a)	13,605	224,755
Smart Share Global Ltd. ADR (a)	5,917	3,994
Sportsman's Warehouse Holdings, Inc. (a)	25,040	90,394
Stitch Fix, Inc. (a)	68,949	222,705
The Children's Place, Inc. (a)(b)	8,107	155,979
The ODP Corp. (a)	24,251	1,369,696
The RealReal, Inc. (a)(b)	84,330	149,264
thredUP, Inc. (a)(b)	50,406	100,812
Tile Shop Holdings, Inc. (a)	26,904	186,983
Tractor Supply Co. (b)	63,436	16,133,044
U Power Ltd. (b)	29,872	2,187
Ulta Beauty, Inc. (a)	28,777	15,785,911
Upbound Group, Inc.	34,141	1,152,600
Urban Outfitters, Inc. (a)	54,720	2,273,616
Uxin Ltd. ADR (a)(b)	2,446	6,115
Vroom, Inc. (a)(b)	1,666	19,492
Winmark Corp.	1,983	752,648
Zumiez, Inc. (a)	11,506	202,736
		124,505,841
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)(b)	51,562	46,921
Charles & Colvard Ltd. (a)	22,010	7,968
Columbia Sportswear Co. (b)	34,253	2,832,381
Crocs, Inc. (a)	35,994	4,400,267
Crown Crafts, Inc.	9,628	52,954
Dogness (International) Corp. (a)(b)	1,025	6,048
Fossil Group, Inc. (a)	29,540	31,312
G-III Apparel Group Ltd. (a)	27,453	913,361
Lakeland Industries, Inc.	4,914	88,550
lululemon athletica, Inc. (a)	71,623	33,454,387
MGO Global, Inc. (a)(b)	4,899	1,796
PLBY Group, Inc. (a)(b)	34,433	33,972
Rocky Brands, Inc.	4,879	121,731
Steven Madden Ltd.	43,671	1,869,992
Superior Group of Companies, Inc.	10,737	154,291
Toughbuilt Industries, Inc. (a)	36	139
Vera Bradley, Inc. (a)	17,686	137,951
		44,154,021
TOTAL CONSUMER DISCRETIONARY		2,214,517,923
CONSUMER STAPLES - 3.9%
Beverages - 1.5%
Celsius Holdings, Inc. (a)(b)	135,847	11,087,832
Coca-Cola Bottling Co. Consolidated	4,954	4,165,323
Coca-Cola European Partners PLC	269,691	18,508,893
Eastside Distilling, Inc. (a)(b)	308	339
Keurig Dr. Pepper, Inc.	827,048	24,737,006
MGP Ingredients, Inc. (b)	12,712	1,082,808
Monster Beverage Corp.	615,465	36,373,982
National Beverage Corp. (a)(b)	54,842	2,886,883
PepsiCo, Inc.	816,021	134,920,912
The Vita Coco Co., Inc. (a)	35,447	925,167
Vintage Wine Estates, Inc. (a)(b)	37,368	17,697
Willamette Valley Vineyards, Inc. (a)	1,065	5,517
		234,712,359
Consumer Staples Distribution & Retail - 1.6%
111, Inc. ADR (a)(b)	33,100	44,354
Andersons, Inc.	20,649	1,141,477
Bit Brother Ltd. (a)	54	186
Casey's General Stores, Inc.	21,834	6,648,235
Chanson International Holding	5,808	9,293
Chefs' Warehouse Holdings (a)	21,934	833,711
China Jo-Jo Drugstores Holdings, Inc. (a)	3,930	632
Costco Wholesale Corp.	262,211	195,056,141
Dada Nexus Ltd. ADR (a)(b)	68,790	144,459
Davis Commodities Ltd. (b)	11,987	11,388
Dollar Tree, Inc. (a)	129,040	18,927,587
G Willi-Food International Ltd. (b)	5,646	57,420
Grocery Outlet Holding Corp. (a)	57,086	1,472,248
HF Foods Group, Inc. (a)	38,952	146,460
Ingles Markets, Inc. Class A	8,837	680,537
Maison Solutions, Inc. (b)	9,145	13,992
Mangoceuticals, Inc. (b)	6,771	1,521
Maplebear, Inc. (NASDAQ) (b)	165,373	5,381,237
Meiwu Technology Co. Ltd. (a)(b)	1,200	1,428
PriceSmart, Inc.	18,216	1,532,694
SpartanNash Co. (b)	22,023	464,025
Sprouts Farmers Market LLC (a)	62,788	3,920,483
Village Super Market, Inc. Class A	6,605	180,647
Walgreens Boots Alliance, Inc. (b)	509,625	10,834,628
Webuy Global Ltd. (b)	14,334	5,834
		247,510,617
Food Products - 0.7%
African Agriculture Holdings, Inc. (a)(b)	17,271	12,090
AgriFORCE Growing Systems Ltd. (a)(b)	353	67
Alico, Inc.	5,485	151,989
Arcadia Biosciences, Inc. (a)	93	264
Barfresh Food Group, Inc. (a)	3,883	4,873
Beyond Meat, Inc. (a)(b)	36,651	391,799
Blue Star Foods Corp. (a)(b)	62,500	6,694
Borealis Foods, Inc. (a)(b)	8,028	64,385
Bridgford Foods Corp. (a)(b)	3,580	37,769
Cal-Maine Foods, Inc.	27,325	1,570,914
Calavo Growers, Inc. (b)	11,772	339,740
Cresud S.A.C.I.F. y A. sponsored ADR	33,826	264,858
Farmer Brothers Co. (a)	13,797	49,600
Farmmi, Inc. (a)	521	552
Forafric Global PLC (a)(b)	12,774	133,361
Freshpet, Inc. (a)	28,337	3,202,931
J&J Snack Foods Corp.	11,277	1,636,067
John B. Sanfilippo & Son, Inc.	5,270	539,490
Lancaster Colony Corp.	16,217	3,355,622
Lifeway Foods, Inc. (a)	9,959	120,404
Limoneira Co. (b)	11,551	213,231
Mama's Creations, Inc. (a)	37,555	184,020
Mission Produce, Inc. (a)(b)	38,524	406,428
Mondelez International, Inc.	806,306	58,916,779
Moolec Science SA (a)(b)	13,651	24,026
Nuzee, Inc. (a)(b)	12,436	19,898
Oatly Group AB ADR (a)(b)	150,403	166,947
Origin Agritech Ltd. (a)(b)	9,462	26,683
Pilgrim's Pride Corp. (a)	140,036	4,458,746
Pingtan Marine Enterprise Ltd. (a)(b)(c)	62,069	18,621
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	6,687
S&W Seed Co. (a)	18,677	9,339
Sadot Group, Inc. (a)(b)	71,998	25,199
Seneca Foods Corp. Class A (a)	5,752	291,396
Sovos Brands, Inc. (a)	58,749	1,338,890
Steakholder Foods Ltd. ADR (a)	3,942	2,480
Stryve Foods, Inc. (a)(b)	1,010	1,313
SunOpta, Inc. (a)(b)	69,033	485,302
TDH Holdings, Inc. (a)(b)	1,828	1,974
The Hain Celestial Group, Inc. (a)	49,592	495,920
The Kraft Heinz Co.	725,722	25,603,472
The Real Good Food Co., Inc. (a)	11,513	13,355
The Simply Good Foods Co. (a)	57,413	2,037,013
Village Farms International, Inc. (a)(b)	72,335	54,432
Vital Farms, Inc. (a)	25,866	464,812
Westrock Coffee Holdings (a)(b)	51,117	517,304
Whole Earth Brands, Inc. Class A (a)	25,963	124,103
YanGuFang International Co. Ltd. (c)	7,874	5,766
		107,797,605
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.)	40,483	1,525,804
Reynolds Consumer Products, Inc.	126,317	3,726,352
WD-40 Co.	7,823	2,099,615
		7,351,771
Personal Care Products - 0.0%
Bruush Oral Care, Inc. (a)(b)	41,323	2,066
DSwiss, Inc. (a)(c)	7,648	0
FitLife Brands, Inc. (a)	1,030	22,969
Flora Growth Corp. (a)(b)	4,049	4,940
Guardion Health Sciences, Inc. (a)(b)	527	4,374
Inter Parfums, Inc.	18,808	2,759,510
LifeVantage Corp. (b)	9,383	63,992
Mannatech, Inc.	1,514	12,445
Natural Alternatives International, Inc. (a)(b)	4,379	26,143
Natural Health Trends Corp.	3,553	22,171
Nature's Sunshine Products, Inc. (a)	13,052	231,673
Oddity Tech Ltd. (b)	26,273	1,108,195
Olaplex Holdings, Inc. (a)	387,838	721,379
Paranovus Entertainment Techno (a)	306	600
Safety Shot, Inc. (a)	21,368	49,574
Shineco, Inc. (a)(b)	358	394
The Beauty Health Co. (a)	84,249	280,549
The Honest Co., Inc. (a)	85,048	263,649
United-Guardian, Inc. (b)	2,521	20,319
Upexi, Inc. (a)(b)	13,258	6,815
Veru, Inc. (a)(b)	53,437	32,335
Waldencast PLC (a)(b)	54,606	364,768
		5,998,860
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	54,261	7,591
Ispire Technology, Inc.	30,667	310,350
		317,941
TOTAL CONSUMER STAPLES		603,689,153
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	596,297	17,644,428
Championx Corp.	115,795	3,596,593
CSI Compressco LP	74,663	148,579
DMC Global, Inc. (a)	9,930	165,632
Drilling Tools International Corp. (a)(b)	12,668	38,004
Energy Services of America Corp.	7,589	59,498
ENGlobal Corp. (a)(b)	4,379	9,765
Geospace Technologies Corp. (a)	17,265	212,705
Gulf Island Fabrication, Inc. (a)	18,749	92,808
KLX Energy Services Holdings, Inc. (a)(b)	9,302	75,532
Mammoth Energy Services, Inc. (a)	29,614	107,795
MIND Technology, Inc. (a)	2,872	17,577
NCS Multistage Holdings, Inc. (a)	2,198	32,970
Patterson-UTI Energy, Inc.	245,038	2,835,090
Profire Energy, Inc. (a)	47,414	70,173
ProFrac Holding Corp. (a)(b)	95,567	781,738
Recon Technology Ltd. (a)(b)	15,122	2,571
Smart Sand, Inc. (a)	22,511	45,472
Weatherford International PLC (a)	42,911	4,403,098
		30,340,028
Oil, Gas & Consumable Fuels - 0.4%
Aemetis, Inc. (a)(b)	23,399	84,938
Alliance Resource Partners LP	75,067	1,426,273
American Resources Corp. (a)(b)	86,855	121,597
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	180,168	5,367,205
Berry Corp.	49,459	348,686
Brooge Energy Ltd. (a)(b)	37,918	106,170
Calumet Specialty Products Partners LP (a)	49,250	765,345
CBL International Ltd. (b)	13,001	14,561
Chesapeake Energy Corp. (b)	77,818	6,441,774
Chord Energy Corp.	24,106	3,916,020
Clean Energy Fuels Corp. (a)	121,128	357,328
Diamondback Energy, Inc.	105,571	19,268,819
Dorchester Minerals LP	22,609	698,844
enCore Energy Corp. (a)	88,301	340,842
Epsilon Energy Ltd.	6,275	31,563
EzFill Holdings, Inc. (a)(b)	3,574	6,540
Gevo, Inc. (a)(b)	109,249	97,406
Golar LNG Ltd.	60,072	1,218,861
Green Plains, Inc. (a)	40,031	852,660
Hallador Energy Co. (a)	23,353	177,483
HighPeak Energy, Inc. (b)	76,587	1,269,047
Imperial Petroleum, Inc. (a)(b)	13,521	42,321
Lightbridge Corp. (a)(b)	12,328	34,888
Marine Petroleum Trust	339	1,407
Martin Midstream Partners LP	33,068	77,379
New Fortress Energy, Inc. (b)	121,414	4,267,702
Nextdecade Corp. (a)(b)	149,848	687,802
OPAL Fuels, Inc. (a)(b)	22,558	107,827
Plains All American Pipeline LP	413,319	6,786,698
Plains GP Holdings LP Class A	111,059	1,910,215
PrimeEnergy Corp. (a)	938	92,721
Stabilis Solutions, Inc. (a)(b)	5,194	21,295
StealthGas, Inc. (a)	39,172	241,691
Top Ships, Inc. (a)(b)	1,724	23,584
TORM PLC (b)	50,655	1,712,646
U.S. Energy Corp. (b)	15,098	15,400
Uranium Royalty Corp. (a)(b)	55,735	143,239
Verde Clean Fuels, Inc. (a)(b)	3,630	15,428
Vertex Energy, Inc. (a)(b)	53,589	72,345
Viper Energy, Inc.	50,819	1,836,599
		61,003,149
TOTAL ENERGY		91,343,177
FINANCIALS - 3.9%
Banks - 1.2%
1895 Bancorp of Wisconsin, Inc. (a)	3,059	22,147
1st Source Corp.	13,896	691,743
ACNB Corp.	4,877	171,865
Amalgamated Financial Corp.	18,900	436,212
American National Bankshares, Inc.	6,531	294,679
Ameris Bancorp	41,511	1,923,205
Ames National Corp. (b)	6,067	115,091
Arrow Financial Corp.	10,626	254,811
Auburn National Bancorp., Inc.	551	11,323
BancFirst Corp.	19,657	1,724,705
Bancorp, Inc., Delaware (a)	33,404	1,491,155
Bank First National Corp. (b)	5,873	508,015
Bank of Marin Bancorp	11,894	197,559
Bank OZK	67,557	2,958,997
Bank7 Corp.	4,711	131,955
BankFinancial Corp.	14,628	146,134
Bankwell Financial Group, Inc.	4,285	109,139
Banner Corp.	19,924	873,468
BayCom Corp.	3,947	79,019
BayFirst Financial Corp.	952	12,471
BCB Bancorp, Inc.	9,394	98,543
Blue Foundry Bancorp (a)	14,520	136,778
Bogota Financial Corp. (a)	8,810	67,837
BOK Financial Corp.	39,786	3,382,208
Bridgewater Bancshares, Inc. (a)	13,282	157,392
Broadway Financial Corp. (a)(b)	2,096	12,230
Brookline Bancorp, Inc., Delaware	50,034	488,832
Burke & Herbert Financial Services Corp. (b)	4,565	249,614
Business First Bancshares, Inc.	13,652	306,487
BV Financial, Inc. (a)	5,414	67,458
C & F Financial Corp.	2,765	147,734
California Bancorp, Inc. (a)	4,258	97,891
Cambridge Bancorp	4,118	260,505
Camden National Corp.	8,189	260,246
Capital Bancorp, Inc.	6,293	129,573
Capital City Bank Group, Inc.	16,718	473,955
Capitol Federal Financial, Inc.	85,642	495,867
Capstar Financial Holdings, Inc.	13,933	261,244
Carter Bankshares, Inc. (a)	17,756	234,379
Carver Bancorp, Inc. (a)	7,032	11,884
Cathay General Bancorp	43,472	1,697,582
CB Financial Services, Inc.	591	13,185
Central Plains Bancshares, Inc. (b)	931	9,580
Central Valley Community Bancorp	8,707	162,734
Chemung Financial Corp.	4,115	175,299
ChoiceOne Financial Services, Inc.	3,449	91,778
Citizens & Northern Corp.	7,999	146,862
Citizens Community Bancorp, Inc.	6,202	72,315
Citizens Financial Services, Inc.	2,538	118,652
City Holding Co.	8,728	876,989
Civista Bancshares, Inc.	12,037	180,796
CNB Financial Corp., Pennsylvania	11,686	233,603
Coastal Financial Corp. of Washington (a)	7,729	296,716
Codorus Valley Bancorp, Inc.	7,465	171,844
Colony Bankcorp, Inc.	7,282	82,578
Columbia Banking Systems, Inc.	123,693	2,238,843
Columbia Financial, Inc. (a)(b)	68,761	1,150,372
Commerce Bancshares, Inc.	78,516	4,085,973
Community Trust Bancorp, Inc.	10,088	401,099
Community West Bancshares	2,982	43,567
ConnectOne Bancorp, Inc.	23,646	467,954
CrossFirst Bankshares, Inc. (a)	29,438	378,867
Cullman Bancorp, Inc. (b)	1,550	16,508
CVB Financial Corp.	81,227	1,382,484
Dime Community Bancshares, Inc.	22,773	426,766
Eagle Bancorp Montana, Inc.	3,665	48,415
Eagle Bancorp, Inc.	17,724	422,186
East West Bancorp, Inc.	83,196	6,061,661
Eastern Bankshares, Inc.	102,717	1,327,104
Enterprise Bancorp, Inc.	7,478	202,654
Enterprise Financial Services Corp.	22,406	894,448
Esquire Financial Holdings, Inc.	4,195	213,022
ESSA Bancorp, Inc.	3,445	59,805
Farmers & Merchants Bancorp, Inc.	8,160	164,832
Farmers National Banc Corp. (b)	20,632	278,119
Fidelity D & D Bancorp, Inc. (b)	2,833	141,480
Fifth Third Bancorp	402,886	13,835,105
Financial Institutions, Inc.	9,689	177,890
Finward Bancorp	1,630	37,979
FinWise BanCorp (a)	5,355	52,640
First Bancorp, North Carolina	23,411	798,783
First Bancshares, Inc.	16,700	414,661
First Bank Hamilton New Jersey	14,532	194,874
First Busey Corp.	31,276	721,225
First Business Finance Services, Inc.	4,740	167,227
First Capital, Inc. (b)	2,233	60,849
First Citizens Bancshares, Inc.	7,973	12,547,987
First Community Bankshares, Inc.	10,669	353,571
First Community Corp. (b)	3,875	63,666
First Financial Bancorp, Ohio	55,952	1,214,158
First Financial Bankshares, Inc.	84,420	2,611,955
First Financial Corp., Indiana	8,773	326,619
First Financial Northwest, Inc.	9,975	206,682
First Guaranty Bancshares, Inc.	8,053	92,126
First Hawaiian, Inc.	74,834	1,568,521
First Internet Bancorp	8,345	260,114
First Interstate Bancsystem, Inc.	63,592	1,673,741
First Merchants Corp.	34,779	1,154,663
First Mid-Illinois Bancshares, Inc.	12,618	382,325
First National Corp.	1,226	22,043
First Northwest Bancorp	7,546	118,321
First of Long Island Corp.	15,039	167,534
First Savings Financial Group, Inc.	2,781	46,443
First U.S. Bancshares, Inc.	3,641	35,645
First United Corp.	1,987	43,913
First Western Financial, Inc. (a)	4,408	62,373
Five Star Bancorp	10,024	237,870
Flushing Financial Corp.	19,436	249,558
FNCB Bancorp, Inc.	5,391	31,591
Franklin Financial Services Corp.	2,442	64,249
FS Bancorp, Inc.	6,150	205,226
Fulton Financial Corp.	96,952	1,493,061
FVCBankcorp, Inc. (a)	8,579	103,892
German American Bancorp, Inc.	16,788	528,150
Great Southern Bancorp, Inc.	7,786	405,962
Greene County Bancorp, Inc.	10,452	298,509
Grupo Financiero Galicia SA sponsored ADR	30,914	680,417
Hancock Whitney Corp.	49,885	2,174,986
Hanmi Financial Corp.	18,233	275,501
Hanover Bancorp, Inc.	1,211	20,018
HarborOne Bancorp, Inc.	36,797	374,593
Hawthorn Bancshares, Inc.	3,385	73,218
HBT Financial, Inc.	19,391	369,592
Heartland Financial U.S.A., Inc.	29,421	1,000,314
Heritage Commerce Corp.	41,991	348,105
Heritage Financial Corp., Washington	21,942	402,636
Hingham Institution for Savings (b)	1,454	244,243
HMN Financial, Inc.	3,382	67,302
Home Bancorp, Inc.	7,434	273,200
Home Federal Bancorp, Inc. (b)	813	10,236
HomeStreet, Inc.	11,829	165,015
HomeTrust Bancshares, Inc.	11,346	297,833
Hope Bancorp, Inc.	65,622	719,873
Horizon Bancorp, Inc. Indiana	24,746	297,942
Huntington Bancshares, Inc.	861,361	11,232,147
Independent Bank Corp.	10,908	266,701
Independent Bank Corp.	26,861	1,401,338
Independent Bank Group, Inc.	23,847	1,042,829
Inter & Co., Inc. Class A (a)	171,237	967,489
International Bancshares Corp.	38,617	2,003,836
Investar Holding Corp.	8,715	139,004
John Marshall Bankcorp, Inc.	8,444	147,770
Kearny Financial Corp.	43,102	274,129
Lakeland Bancorp, Inc.	37,624	439,448
Lakeland Financial Corp.	14,621	931,358
Landmark Bancorp, Inc.	3,217	63,311
LCNB Corp.	12,147	171,030
LINKBANCORP, Inc.	10,998	75,666
Luther Burbank Corp. (a)	26,054	238,394
Macatawa Bank Corp.	20,908	204,898
Magyar Bancorp, Inc.	3,540	39,329
Mainstreet Bancshares, Inc.	3,236	58,297
Mercantile Bank Corp.	10,866	400,303
Meridian Corp.	4,705	45,991
Metrocity Bankshares, Inc. (b)	13,196	320,663
Mid Penn Bancorp, Inc.	9,100	191,373
Middlefield Banc Corp. (b)	3,285	80,614
Midland States Bancorp, Inc.	11,372	276,908
MidWestOne Financial Group, Inc.	11,723	268,691
MVB Financial Corp.	6,258	133,984
National Bankshares, Inc. (b)	4,034	126,143
NB Bancorp, Inc.	14,562	203,868
NBT Bancorp, Inc.	27,144	933,482
Northeast Bank	7,547	402,934
Northeast Community Bancorp, Inc.	5,490	85,589
Northfield Bancorp, Inc.	31,683	319,998
Northrim Bancorp, Inc.	5,057	251,485
Northwest Bancshares, Inc.	73,465	841,909
Norwood Financial Corp. (b)	3,912	108,010
Oak Valley Bancorp Oakdale California (b)	5,385	134,248
OceanFirst Financial Corp.	34,256	520,691
Old National Bancorp, Indiana	170,735	2,805,176
Old Point Financial Corp.	2,955	49,733
Old Second Bancorp, Inc.	25,984	348,965
OP Bancorp	6,341	65,693
OptimumBank Holdings, Inc. (a)	3,813	16,091
Orange County Bancorp, Inc. (b)	3,212	147,688
Orrstown Financial Services, Inc.	7,486	201,748
Pacific Premier Bancorp, Inc.	55,843	1,276,571
Parke Bancorp, Inc.	5,190	89,528
Pathward Financial, Inc.	17,376	883,396
Patriot National Bancorp, Inc. (a)	1,781	6,982
PB Bankshares, Inc. (a)	871	12,194
PCB Bancorp	9,838	158,884
Peapack-Gladstone Financial Corp.	10,114	245,062
Penns Woods Bancorp, Inc.	4,912	94,998
Peoples Bancorp of North Carolina	3,497	93,195
Peoples Bancorp, Inc.	19,874	557,863
Peoples Financial Services Corp.	4,449	179,517
Pinnacle Financial Partners, Inc.	45,098	3,730,507
Pioneer Bancorp, Inc. (a)	11,920	111,094
Plumas Bancorp	2,818	98,179
Ponce Financial Group, Inc. (a)	13,052	115,119
Popular, Inc.	42,175	3,529,204
Preferred Bank, Los Angeles (b)	7,822	562,011
Premier Financial Corp.	24,001	465,139
Primis Financial Corp.	16,511	203,911
Princeton Bancorp, Inc.	4,666	143,619
Provident Bancorp, Inc. (a)	14,544	144,858
QCR Holdings, Inc.	9,092	518,244
RBB Bancorp	9,419	162,195
Red River Bancshares, Inc.	3,572	177,886
Republic Bancorp, Inc., Kentucky Class A	10,388	511,713
Richmond Mutual Bancorp., Inc.	1,852	21,446
Riverview Bancorp, Inc.	15,015	70,420
S&T Bancorp, Inc.	26,065	812,967
Sandy Spring Bancorp, Inc.	26,534	583,217
SB Financial Group, Inc.	4,710	65,469
Seacoast Banking Corp., Florida	49,069	1,184,526
Shore Bancshares, Inc.	20,732	235,516
Sierra Bancorp	9,675	180,052
Simmons First National Corp. Class A	79,631	1,528,915
Sound Financial Bancorp, Inc.	1,189	47,643
South Plains Financial, Inc.	9,325	248,791
Southern California Bancorp (a)	8,678	132,253
Southern First Bancshares, Inc. (a)	4,670	153,877
Southern Missouri Bancorp, Inc.	6,368	273,060
Southern States Bancshares, Inc.	4,428	110,080
Southside Bancshares, Inc. (b)	17,065	489,083
SR Bancorp, Inc. (b)	3,490	32,701
Sterling Bancorp, Inc. (a)	26,341	132,759
Stock Yards Bancorp, Inc. (b)	19,408	889,080
Summit Financial Group, Inc.	11,557	311,808
Summit State Bank	3,743	41,585
TC Bancshares, Inc. (b)	3,351	45,071
Territorial Bancorp, Inc.	4,189	37,952
Texas Capital Bancshares, Inc. (a)	28,669	1,681,437
TFS Financial Corp. (b)	171,062	2,181,041
The First Bancorp, Inc.	6,787	160,309
Third Coast Bancshares, Inc. (a)	9,897	189,725
Timberland Bancorp, Inc./Washington	5,704	149,445
TowneBank	42,792	1,160,091
Trico Bancshares	19,588	654,435
Triumph Bancorp, Inc. (a)	13,714	1,028,550
Trustco Bank Corp., New York	10,680	291,457
Trustmark Corp.	34,590	929,087
UMB Financial Corp.	28,273	2,307,360
Union Bankshares, Inc.	2,643	80,215
United Bankshares, Inc., West Virginia	79,353	2,752,756
United Community Bank, Inc.	69,066	1,796,407
United Security Bancshares, California	4,657	35,067
Unity Bancorp, Inc.	6,284	172,056
Univest Corp. of Pennsylvania	15,852	317,357
USCB Financial Holdings, Inc.	9,283	101,370
Valley National Bancorp	299,036	2,449,105
Veritex Holdings, Inc.	33,332	654,307
VersaBank	2,182	25,966
Virginia National Bankshares C	1,968	59,867
WaFd, Inc.	37,556	1,023,025
Washington Trust Bancorp, Inc.	8,811	226,795
WesBanco, Inc.	35,638	1,032,789
West Bancorp., Inc.	9,814	170,764
Westamerica Bancorp.	15,600	713,076
Western New England Bancorp, Inc.	19,217	156,042
William Penn Bancorp, Inc. (b)	6,289	75,908
Wintrust Financial Corp.	36,131	3,481,222
WSFS Financial Corp.	38,651	1,638,416
Zions Bancorporation NA	88,340	3,483,246
		176,915,532
Capital Markets - 1.3%
AGM Group Holdings, Inc. (a)	12,918	27,128
Alti Global, Inc. Class A (a)	37,389	219,100
ARYA Sciences Acquisition Corp. IV Class A (a)	7,609	85,525
B. Riley Financial, Inc. (b)	17,138	314,140
Beneficient Class A (b)	18,443	2,396
BGC Group, Inc. Class A	223,158	1,550,948
Capital Southwest Corp.	11,251	271,374
Carlyle Group LP	212,244	9,731,387
CME Group, Inc.	212,968	46,927,499
Coinbase Global, Inc. (a)	113,426	23,088,997
Coliseum Acquisition Corp. Class A (a)	937	10,401
Compass Digital Acquisition Corp. (a)	2,546	27,191
CONX Corp. Class A (a)	52,403	558,616
Crescent Capital BDC, Inc. (b)	12,883	215,919
Diamond Hill Investment Group, Inc.	1,539	222,663
Freedom Holding Corp. (a)(b)	35,447	2,712,759
Futu Holdings Ltd. ADR (a)(b)	56,237	3,009,804
Garden Stage Ltd. (b)	8,800	74,888
GCM Grosvenor, Inc. Class A (b)	23,319	197,512
Golden Arrow Merger Corp. Class A (a)	14,438	153,332
Hamilton Lane, Inc. Class A	21,860	2,510,621
Hennessy Advisors, Inc.	4,729	31,968
Heritage Global, Inc. (a)	28,350	78,813
Horizon Technology Finance Corp.	7,992	95,424
Hywin Holdings Ltd. ADR (a)(b)	6,913	9,263
Inflection Point Acquisition Corp. II Class A	9,591	100,130
Interactive Brokers Group, Inc.	62,213	6,763,797
Investcorp Credit Management BDC, Inc.	16,938	57,081
Kernel Group Holdings, Inc. (a)	14,179	152,141
Lion Group Holding Ltd. ADR (a)(b)	237	239
Logan Ridge Finance Corp.	3,628	80,251
LPL Financial	44,722	11,980,577
Magic Empire Global Ltd. (b)	8,293	6,452
MarketAxess Holdings, Inc.	22,374	4,774,835
MarketWise, Inc. Class A	23,374	42,307
MDB Capital Holdings LLC (b)	951	11,383
Morningstar, Inc.	25,163	7,513,420
NASDAQ, Inc.	341,238	19,177,576
New Mountain Finance Corp.	53,270	686,650
Northern Trust Corp.	122,321	10,046,224
Open Lending Corp. (a)	67,141	487,444
Patria Investments Ltd.	31,353	467,160
Perception Capital Corp. III Class A (a)	3,205	34,133
Perella Weinberg Partners Class A	23,081	315,286
PhenixFIN Corp. (a)(b)	762	34,107
Prestige Wealth, Inc.	4,836	6,915
Puyi, Inc. ADR (a)(b)	12,308	97,849
Quadro Acquisition One Corp. (a)	7,900	86,347
Robinhood Markets, Inc. (a)	454,458	7,412,210
Runway Growth Finance Corp. (b)	18,253	244,955
SEI Investments Co.	76,922	5,173,005
Siebert Financial Corp. (a)(b)	14,080	23,795
Silvercrest Asset Management Group Class A	8,360	140,197
Solowin Holdings (b)	7,080	77,101
StepStone Group, Inc. Class A	36,507	1,267,888
StoneX Group, Inc. (a)	17,474	1,210,249
T. Rowe Price Group, Inc.	131,837	14,943,724
Top Financial Group Ltd. (a)	22,649	61,379
Top KingWin Ltd. (A Shares) (b)	2,225	3,249
TPG, Inc.	42,609	1,889,709
Tradeweb Markets, Inc. Class A	67,398	7,132,056
Trinity Capital, Inc. (b)	14,443	210,001
Twelve Seas Investment Co. II (a)(b)	11,088	118,642
U.S. Global Investors, Inc. Class A	8,407	21,942
Up Fintech Holdings Ltd. ADR (a)(b)	76,368	306,999
Value Line, Inc.	5,984	257,910
Victory Capital Holdings, Inc.	38,183	1,467,373
Vinci Partners Investments Ltd. (b)	27,294	295,321
Virtu Financial, Inc. Class A	59,093	1,066,629
XP, Inc. Class A	244,452	5,778,845
		204,153,151
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)(b)	8,513	282,206
Consumer Portfolio Services, Inc. (a)(b)	11,397	100,636
Credit Acceptance Corp. (a)	7,409	4,101,622
Encore Capital Group, Inc. (a)(b)	13,454	645,792
EZCORP, Inc. (non-vtg.) Class A (a)(b)	28,924	303,413
FirstCash Holdings, Inc.	26,698	3,056,921
Jiayin Group, Inc. ADR	7,317	41,707
Kaspi.KZ JSC ADR	110,236	11,463,442
Katapult Holdings, Inc. (a)(b)	1,863	26,268
LendingTree, Inc. (a)	9,665	382,444
LexinFintech Holdings Ltd. ADR	76,837	141,380
Medallion Financial Corp. (b)	11,337	87,635
Metalpha Technology Holding Ltd. (a)	6,036	10,865
Mogo, Inc. (a)(b)	7,509	14,342
Navient Corp. (b)	74,042	1,203,923
NerdWallet, Inc. (a)	28,927	487,998
Nicholas Financial, Inc. (a)(b)	5,880	40,631
Oportun Financial Corp. (a)	16,861	65,252
Pintec Technology Holdings Ltd. ADR (a)	4,579	5,541
PRA Group, Inc. (a)	22,082	564,416
Qifu Technology, Inc. ADR	82,669	1,277,236
Senmiao Technology Ltd. (a)(b)	1,673	1,690
SLM Corp.	144,139	3,002,415
SoFi Technologies, Inc. (a)(b)	563,561	5,060,778
Upstart Holdings, Inc. (a)(b)	49,741	1,280,831
World Acceptance Corp. (a)	3,798	454,848
		34,104,232
Financial Services - 0.6%
26 Capital Acquisition Corp. Class A (a)(c)	12,701	140,600
A SPAC I Acquisition Corp. (a)	958	8,814
A SPAC II Acquisition Corp. (a)	1,314	14,651
A-Mark Precious Metals, Inc. (b)	13,443	345,351
Acacia Research Corp. (a)	40,173	162,299
Ace Global Business Acquisition Ltd. (a)	1,407	16,940
Achari Ventures Holdings Corp. I (a)	6,078	71,113
Aetherium Acquisition Corp. Class A (a)	2,757	30,189
Affirm Holdings, Inc. (a)	142,429	5,343,936
Agba Group Holding Ltd. (a)	16,117	6,366
Agriculture & Natural Solutions Acquistion Corp.	12,996	131,649
AI Transportation Acquisition Corp.	1,515	15,514
AIB Acquisition Corp. Class A (a)	1,602	18,567
Aimei Health Technology Co. Ltd. (b)	1,497	15,195
Alchemy Investments Acquisition Corp. 1	1,975	20,856
Alerus Financial Corp.	9,517	207,566
Alpha Star Acquisition Corp. (a)	4,852	54,682
AlphaVest Acquisition Corp. (a)	1,479	16,106
AltEnergy Acquisition Corp. Class A (a)	5,588	61,412
Altitude Acquisition Corp. Class A (a)	41,097	422,888
AppTech Payments Corp. (a)(b)	8,070	14,123
APx Acquisition Corp. I (a)	932	10,578
Armada Acquisition Corp. I (a)(b)	3,747	41,142
Arogo Capital Acquisition Corp. Class A (a)	393	4,252
Arrowroot Acquisition Corp. Class A (a)	12,427	132,596
Atlantic Coastal Acquisition Corp. Class A (a)(c)	14,515	151,682
Atlantic Coastal Acquisition Corp. II (a)	20,710	219,526
AvidXchange Holdings, Inc. (a)	115,788	1,538,823
Bannix Acquisition Corp. (a)	927	10,169
Better Home & Finance Holding Class A (a)(b)	206,401	110,404
Bleuacacia Ltd. Class A (a)	49,905	536,229
Blockchain Coinvestors Acquisition Corp. I Class A (a)	8,779	96,481
Blue Ocean Acquisition Corp. Class A (a)	3,343	36,606
Blue World Acquisition Corp. (a)	1,202	13,378
Bowen Acquisition Corp.	1,524	15,789
Breeze Holdings Acquisition Corp. (a)	4,436	51,812
Bukit Jalil Global Acquisition 1 Ltd.	1,401	14,584
Burtech Acquisition Corp. (a)(b)	1,508	16,452
byNordic Acquisition Corp. (a)	1,547	17,110
Cactus Acquisition Corp. 1 Ltd. (a)	3,647	40,846
Canna-Global Acquisition Corp. (a)	8,321	91,864
Cantaloupe, Inc. (a)	40,019	260,124
Cartesian Growth Corp. II (a)	5,332	59,132
Cass Information Systems, Inc.	9,021	435,895
CERo Therapeutics Holdings, Inc. (a)(b)	10,588	30,705
CF Acquisition Corp. VII Class A (a)	6,713	72,702
Chain Bridge I Class A (a)	10,302	111,365
Chenghe Acquisition I Co. (a)	1,962	21,896
Churchill Capital Corp. VII Class A (a)	22,936	244,039
Clean Energy Special Situations Corp. (a)	9,227	97,068
Clean Energy Special Situations Corp. rights (a)(c)	13,177	0
ClimateRock Class A (a)	1,009	11,301
Corner Growth Acquisition Corp. (a)	56,099	610,357
Corner Growth Acquisition Corp. 2 Class A (a)	11,080	127,642
CSLM Acquisition Corp. (a)	947	10,398
DHC Acquisition Corp. (a)	10,827	121,804
Digital Health Acquisition Corp. (a)	1,431	16,471
Digital World Acquisition Corp. (a)	17,141	705,524
Disruptive Acquisition Corp. I (a)(c)	16,328	176,669
Distoken Acquisition Corp.	1,718	18,297
Dlocal Ltd. (a)	95,462	1,590,397
DP Cap Acquisition Corp. I Class A (a)	13,096	143,401
Edify Acquisition Corp. (a)	20,978	237,681
Edoc Acquisition Corp. Class A (a)(b)	1,443	10,866
Embrace Change Acquisition Corp. (a)	1,562	17,291
Enact Holdings, Inc.	94,039	2,606,761
Energem Corp. Class A (a)	2,351	19,866
ESGEN Acquisition Corp. Class A (a)	18,269	210,276
Euronet Worldwide, Inc. (a)	27,816	3,044,183
Evergreen Corp. (a)	1,001	11,281
ExcelFin Acquisition Corp. Class A (a)	5,852	63,494
Feutune Light Acquisition Corp. Class A (a)	2,313	25,293
Finnovate Acquisition Corp. Class A (a)	9,027	100,922
Fintech Ecosystem Development Corp. Class A (a)	4,440	48,130
FlexShopper, Inc. (a)(b)	15,072	17,634
Flywire Corp. (a)	69,118	1,962,260
Focus Impact Acquisition Corp. Class A (a)	4,454	48,905
Focus Impact BH3 Acquisition Co. (a)	4,180	43,723
Four Leaf Acquisition Corp.	957	10,163
FTAC Emerald Acquisition Corp. (a)	6,214	64,936
Future FinTech Group, Inc. (a)(b)	9,290	10,219
Future Health ESG Corp. (a)	3,358	35,528
Future Health ESG Corp. warrants 12/31/28 (a)(c)	3,358	0
Global Blockchain Acquisition Corp. (a)	4,366	46,847
Global Lights Acquisition Corp.	1,908	19,423
Global Partner Acquisition Corp. II Class A (a)	17,671	194,911
Global Technology Acquisition Corp. I Class A (a)	10,407	113,957
Globalink Investment, Inc. (a)	1,432	15,566
Goal Acquisitions Corp. (a)	26,402	276,693
Golden Star Acquisition Corp.	1,199	12,601
Gores Holdings IX, Inc. (a)	14,147	148,968
Griid Infrastructure, Inc. (a)(b)	34,745	69,837
HCM Acquisition Corp. (a)	4,514	34,938
Healthcare AI Acquisition Corp. (a)	11,891	130,444
Hennessy Capital Investment Corp. VI Class A (a)	7,711	80,194
Horizon Space Acquisition I Corp. (a)	2,518	27,270
i3 Verticals, Inc. Class A (a)	11,916	253,930
Inception Growth Acquisition Ltd. (a)	10,120	109,701
Integral Acquisition Corp. 1 (a)	96	1,039
International Media Acquisition Corp. (a)	6,803	77,010
International Money Express, Inc. (a)	29,956	590,133
Investcorp Europe Acquisition Corp. I (a)	5,898	65,704
IX Acquisition Corp. Class A (a)	9,209	102,128
Jack Henry & Associates, Inc.	42,760	7,430,405
Kairous Acquisition Corp. Ltd. (a)	1,520	17,723
Keen Vision Acquisition Corp.	5,709	59,374
Keyarch Acquisition Corp. (a)	2,699	29,446
LAMF Global Ventures Corp. I (a)	13,867	150,734
Lesaka Technologies, Inc. (a)(b)	31,755	115,588
Liberty Resources Acquisition Corp. Class A (a)	2,495	27,470
LM Funding America, Inc. (a)	6,078	3,489
Maquia Capital Acquisition Corp. Class A (a)(b)	23,541	258,480
Marblegate Acquisition Corp. (a)	13,895	145,342
Marqeta, Inc. Class A (a)	276,757	1,807,223
Mars Acquisition Corp.	2,796	29,805
Merchants Bancorp	24,579	1,053,456
Metal Sky Star Acquisition Corp. (a)	8,579	94,884
Moringa Acquisition Corp. Class A (a)	5,285	58,664
Mountain & Co. I Acquisition Corp. (a)	5,102	58,061
Mountain Crest Acquisition Corp. IV (a)(b)	2,322	29,954
Mountain Crest Acquisition Corp. V (a)	17,855	190,513
Mr. Cooper Group, Inc. (a)	39,623	2,824,327
Nabors Energy Transition Corp. II Class A	7,242	75,679
New Providence Acquisition Corp. II Class A (a)	4,950	52,866
Newbury Street Acquisition Corp. (a)	6,961	74,761
Newtekone, Inc. (b)	13,878	160,152
NMI Holdings, Inc. (a)	48,402	1,455,932
Nocturne Acquisition Corp. (a)	17,571	217,265
Nova Vision Acquisition Corp. (a)	150	1,748
Nuvei Corp. (b)(d)	37,066	980,025
OCA Acquisition Corp. Class A (a)	4,699	51,031
Onyx Acquisition Co. I Class A (a)	10,724	118,715
Patria Latin American Opportunity Acquisition Corp. (a)	3,646	41,127
Payoneer Global, Inc. (a)	207,406	1,007,993
PayPal Holdings, Inc. (a)	639,566	38,591,412
Paysign, Inc. (a)	29,027	88,823
PepperLime Health Acquisition Corp. Class A (a)	6,370	69,242
PHP Ventures Acquisition Corp. Class A (a)	1,807	19,841
Plum Acquisition Corp. I Class A (a)	5,279	58,333
Plum Acquisition Corp. III (a)	4,916	53,093
Pono Capital Two, Inc. (a)	1,716	20,592
Power & Digital Infrastructure Acquisition II Corp. (a)	8,938	96,709
PowerUp Acquisition Corp. Class A (a)	5,288	57,956
Priority Technology Holdings, Inc. (a)	38,686	128,051
Priveterra Acquisition Corp. Ii Class A (a)	22,542	248,864
Project Energy Reimagined Acquisition Corp. (a)	1,182	12,624
Redwoods Acquisition Corp. (a)	3,048	33,315
Relativity Acquisition Corp. Class A (a)(c)	3,558	43,692
Remitly Global, Inc. (a)	108,326	2,233,682
Repay Holdings Corp. (a)	52,937	460,023
Revelstone Capital Acquisition Corp. (a)	2,588	27,562
Roth CH Acquisition Co. Class A (a)	23,623	260,798
Roth CH Acquisition V Co. (a)(b)	9,516	102,678
Ryvyl, Inc. (a)(b)	5,794	23,118
Screaming Eagle Acquisition Corp. (a)	40,805	434,981
Security National Financial Corp. Class A	8,162	70,356
SEP Acquisition Corp. Class A (a)(b)	3,678	47,667
Sezzle, Inc. (b)	3,121	146,250
SHF Holdings, Inc. Class A (a)(b)	12,386	11,135
SK Growth Opportunities Corp. (a)	5,813	64,931
Slam Corp. (a)	13,396	146,284
Spark I Acquisition Corp.	1,161	11,877
Spring Valley Acquisition Corp. II Class A (a)	6,878	75,314
StoneBridge Acquisition Corp. (a)	6,965	78,705
StoneCo Ltd. Class A (a)	171,284	2,947,798
Swiftmerge Acquisition Corp. Class A (a)	2,080	21,403
SWK Holdings Corp. (a)	5,279	87,420
Target Global Acquisition I Corp. (a)	2,689	29,875
TenX Keane Acquisition Class A (a)	2,332	25,675
TG Venture Acquisition Corp. (a)	3,713	40,806
The OLB Group, Inc. (a)(b)	1,982	1,399
Thunder Bridge Capital Partner IV, Inc. (a)	4,843	49,641
TMT Acquisition Corp. Class A	3,391	36,148
Trailblazer Merger Corp. I	966	10,172
Usio, Inc. (a)	12,705	22,361
Valuence Merger Corp. I Class A (a)	1,859	21,062
Vector Acquisition Corp. II Class A (a)	100	1,067
Vision Sensing Acquisition Corp. Class A (a)	3,183	35,650
Waterstone Financial, Inc.	16,746	211,837
Welsbach Technology Metals Acquisition Corp. (a)	1,791	19,504
Western Acquisition Ventures Corp. (a)	1,125	11,869
WinVest Acquisition Corp. (a)	241	2,603
XBP Europe Holdings, Inc. Class A (a)(b)	15,476	31,571
Yotta Acquisition Corp. (a)	5,156	54,190
		92,097,224
Insurance - 0.6%
Abacus Life, Inc. (a)(b)	28,590	340,221
American Coastal Insurance Cor (a)	26,080	363,555
Amerisafe, Inc.	10,163	536,200
Arch Capital Group Ltd. (a)	221,189	19,373,945
Atlantic American Corp.	8,809	24,049
Brighthouse Financial, Inc. (a)	38,115	1,774,253
BRP Group, Inc. (a)	38,424	1,068,956
Caret Holdings, Inc. (a)(b)	5,335	171,307
Cheche Group, Inc. (b)	18,560	87,603
Cincinnati Financial Corp.	94,715	10,797,510
Conifer Holdings, Inc. (a)(b)	3,312	3,709
Donegal Group, Inc. Class A (b)	18,229	255,206
eHealth, Inc. (a)	15,654	103,316
Enstar Group Ltd. (a)	9,479	2,918,963
Erie Indemnity Co. Class A	27,319	11,115,555
Fanhua, Inc. ADR (a)	18,931	88,029
Fundamental Global, Inc. (a)	3,213	4,016
GoHealth, Inc. (a)	5,108	68,754
Goosehead Insurance (a)	13,976	1,057,284
Greenlight Capital Re, Ltd. (a)	17,057	215,430
Huize Holding Ltd. ADR (a)	8,820	5,614
International General Insurance Holdings Ltd. (b)	25,514	312,547
Investors Title Co.	1,165	181,064
James River Group Holdings Ltd.	24,967	249,420
Kingstone Companies, Inc. (a)	5,340	20,132
Maiden Holdings Ltd. (a)	58,891	79,503
Marpai, Inc. (a)(b)	9,436	13,399
National Western Life Group, Inc.	1,897	921,145
NI Holdings, Inc. (a)	13,483	188,762
Oxbridge Re Holdings Ltd. (a)	5,511	5,180
Palomar Holdings, Inc. (a)	14,601	1,111,720
Principal Financial Group, Inc.	143,072	11,568,802
Reliance Global Group, Inc. (a)(b)	213	99
Safety Insurance Group, Inc. (b)	8,823	724,898
Selective Insurance Group, Inc.	35,768	3,737,041
Skyward Specialty Insurance Group, Inc. (a)	22,296	815,811
Tian Ruixiang Holdings Ltd. (a)	301	168
Tiptree, Inc.	21,813	381,946
Trupanion, Inc. (a)(b)	25,005	668,884
United Fire Group, Inc.	16,750	390,108
Vericity, Inc. (a)	6,650	75,145
Willis Towers Watson PLC	61,302	16,711,538
		88,530,787
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	397,782	3,802,796
Manhattan Bridge Capital, Inc.	8,746	41,106
New York Mortgage Trust, Inc. (b)	71,130	512,847
Seven Hills Realty Trust	6,637	83,029
		4,439,778
TOTAL FINANCIALS		600,240,704
HEALTH CARE - 7.1%
Biotechnology - 4.0%
180 Life Sciences Corp. (a)(b)	45	158
2seventy bio, Inc. (a)(b)	27,817	144,648
4D Molecular Therapeutics, Inc. (a)	24,937	698,735
4D Pharma PLC ADR (a)(b)(c)	2,099	3,463
89Bio, Inc. (a)	53,085	608,885
Aadi Bioscience, Inc. (a)	14,902	29,357
Abeona Therapeutics, Inc. (a)	15,253	105,246
Abivax SA ADR (b)	10,744	146,118
Absci Corp. (a)(b)	53,009	273,526
ABVC BioPharma, Inc. (a)(b)	4,991	5,989
AC Immune SA (a)	45,869	166,046
ACADIA Pharmaceuticals, Inc. (a)	95,870	2,228,019
Acelyrin, Inc. (b)	58,099	490,937
Achieve Life Sciences, Inc. (a)(b)	10,358	41,950
Achilles Therapeutics PLC ADR (a)	21,590	28,499
Acorda Therapeutics, Inc. (a)(b)	306	4,168
Acrivon Therapeutics, Inc. (a)(b)	12,387	60,201
Acumen Pharmaceuticals, Inc. (a)(b)	32,313	139,269
Acurx Pharmaceuticals, Inc. (a)(b)	11,329	32,514
Adagene, Inc. ADR (a)(b)	10,309	32,680
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	6,287
rights (a)(c)	26,195	2,358
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	117,909	185,117
Adicet Bio, Inc. (a)	21,229	49,888
Aditxt, Inc. (a)(b)	2,863	9,992
ADMA Biologics, Inc. (a)	129,214	692,587
Adverum Biotechnologies, Inc. (a)	61,084	120,946
Aerovate Therapeutics, Inc. (a)	16,329	376,873
Aeterna Zentaris, Inc. (a)(b)	3,659	7,098
Affimed NV (a)	135,947	81,840
Agenus, Inc. (a)	231,850	155,340
Agios Pharmaceuticals, Inc. (a)(b)	32,726	1,057,704
Aileron Therapeutics, Inc. (a)	4,039	19,428
Ainos, Inc. (a)(b)	1,980	2,020
Akari Therapeutics PLC sponsored ADR (a)(b)	1,512	3,342
Akebia Therapeutics, Inc. (a)(b)	131,481	207,740
Akero Therapeutics, Inc. (a)	32,099	866,352
Akouos, Inc. (CVR) (a)(c)	22,594	18,753
Alaunos Therapeutics, Inc. (a)(b)	20,095	41,999
Albireo Pharma, Inc. rights (a)(c)	10,788	0
Aldeyra Therapeutics, Inc. (a)	34,897	126,327
Alector, Inc. (a)	55,088	383,963
Aligos Therapeutics, Inc. (a)(b)	30,622	30,316
Alkermes PLC (a)(b)	98,088	2,912,233
Allakos, Inc. (a)	51,824	76,700
Allogene Therapeutics, Inc. (a)(b)	95,936	471,046
Allovir, Inc. (a)(b)	63,966	47,117
Alnylam Pharmaceuticals, Inc. (a)	74,597	11,270,861
Alpine Immune Sciences, Inc. (a)	33,832	1,191,563
Alterity Therapeutics Ltd. ADR (a)(b)	1,212	2,266
Altimmune, Inc. (a)(b)	64,125	775,913
Alvotech SA (a)(b)	95,978	1,477,101
ALX Oncology Holdings, Inc. (a)	28,697	420,985
Alzamend Neuro, Inc. (a)(b)	12,705	11,435
Amarin Corp. PLC ADR (a)(b)	223,551	239,200
Ambrx Biopharma, Inc.	63,211	1,766,115
Amgen, Inc.	317,246	86,871,472
Amicus Therapeutics, Inc. (a)	171,116	2,193,707
AnaptysBio, Inc. (a)	16,195	413,458
Anavex Life Sciences Corp. (a)(b)	53,320	274,065
Anika Therapeutics, Inc. (a)	7,769	188,631
Anixa Biosciences, Inc. (a)(b)	24,102	84,357
Annexon, Inc. (a)	31,339	174,558
Apellis Pharmaceuticals, Inc. (a)	70,144	4,346,824
Apogee Therapeutics, Inc. (b)	28,264	984,152
Apollomics, Inc.	57,224	42,861
Applied Therapeutics, Inc. (a)(b)	54,337	386,879
Aptevo Therapeutics, Inc. (a)	7,524	1,279
Aptorum Group Ltd. (a)	2,413	4,006
Aptose Biosciences, Inc. (a)(b)	2,162	3,892
AquaBounty Technologies, Inc. (a)(b)	1,986	4,766
Arbutus Biopharma Corp. (a)	118,928	332,998
ARCA Biopharma, Inc. (a)(b)	25,116	40,939
Arcellx, Inc. (a)	28,543	1,878,700
Arcturus Therapeutics Holdings, Inc. (a)(b)	16,236	629,307
Arcutis Biotherapeutics, Inc. (a)(b)	56,707	582,948
Ardelyx, Inc. (a)(b)	135,238	1,260,418
Argenx SE ADR (a)	19,057	7,241,851
ArriVent Biopharma, Inc.	17,785	383,089
Arrowhead Pharmaceuticals, Inc. (a)	71,869	2,306,995
Ars Pharmaceuticals, Inc. (a)(b)	56,544	473,273
Ascendis Pharma A/S sponsored ADR (a)	34,024	5,027,386
Aslan Pharmaceuticals Ltd. ADR (a)	7,968	7,012
Assembly Biosciences, Inc. (a)	2,424	31,003
Astria Therapeutics, Inc. (a)	25,636	364,544
Atara Biotherapeutics, Inc. (a)	70,653	54,968
Atossa Therapeutics, Inc. (a)(b)	78,035	76,240
Atreca, Inc. (a)	11,273	2,931
aTyr Pharma, Inc. (a)	23,617	45,345
Aura Biosciences, Inc. (a)	21,625	196,139
Aurinia Pharmaceuticals, Inc. (a)(b)	83,656	478,512
Autolus Therapeutics PLC ADR (a)	86,256	517,536
Avalo Therapeutics, Inc. (a)(b)	758	3,343
Avid Bioservices, Inc. (a)	34,832	267,510
Avidity Biosciences, Inc. (a)	46,824	856,879
Avita Medical, Inc. (a)	15,597	282,774
AVROBIO, Inc. (a)	27,974	36,646
Barinthus Biotherapeutics PLC ADR (a)	11,568	34,473
Beam Therapeutics, Inc. (a)	48,142	1,901,128
BeiGene Ltd. ADR (a)(b)	25,013	4,143,403
Benitec Biopharma, Inc. (a)(b)	696	3,285
BeyondSpring, Inc. (a)(b)	20,183	27,651
Bicycle Therapeutics PLC ADR (a)(b)	19,506	489,406
Bio-Path Holdings, Inc. (a)(b)	755	4,553
BioAtla, Inc. (a)(b)	25,698	69,385
BioCardia, Inc. (a)(b)	32,443	17,844
BioCryst Pharmaceuticals, Inc. (a)	119,151	670,820
Biodexa Pharmaceuticals PLC ADR (a)(b)	1,957	2,485
Biogen, Inc. (a)	86,020	18,665,480
BioLine RX Ltd. sponsored ADR (a)(b)	39,993	53,191
BioMarin Pharmaceutical, Inc. (a)	111,661	9,634,111
Biomea Fusion, Inc. (a)(b)	23,592	412,860
BioNTech SE ADR (a)	57,187	5,087,356
Biora Therapeutics, Inc. (a)(b)	17,248	22,595
BioRestorative Therapies, Inc. (a)	3,862	5,407
BioVie, Inc. (a)(b)	22,798	28,270
BioXcel Therapeutics, Inc. (a)(b)	20,250	64,395
Black Diamond Therapeutics, Inc. (a)(b)	27,314	140,531
bluebird bio, Inc. (a)(b)	101,708	141,374
Blueprint Medicines Corp. (a)	35,974	3,364,288
Bolt Biotherapeutics, Inc. (a)(b)	25,402	28,958
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	8,710
BriaCell Therapeutics Corp. (a)(b)	7,229	25,012
Briapro Therapeutics Corp. (c)	7,229	0
BridgeBio Pharma, Inc. (a)	101,888	3,479,475
Burning Rock Biotech Ltd. ADR (a)(b)	25,600	20,326
C4 Therapeutics, Inc. (a)(b)	27,012	296,592
Cabaletta Bio, Inc. (a)	25,238	577,445
Candel Therapeutics, Inc. (a)	13,241	24,628
Capricor Therapeutics, Inc. (a)(b)	21,871	91,858
Cardiff Oncology, Inc. (a)	23,812	42,028
Cardio Diagnostics Holdings, Inc. (a)(b)	11,944	19,349
CareDx, Inc. (a)	30,301	322,403
Cargo Therapeutics, Inc.	24,049	581,505
Caribou Biosciences, Inc. (a)(b)	51,196	404,960
Carisma Therapeutics, Inc. (b)	25,736	66,399
Carisma Therapeutics, Inc. rights (a)(c)	92,579	1
Carmell Therapeutics Corp. Class A (a)(b)	1,017	3,265
Cartesian Therapeutics, Inc. (a)(b)	116,771	85,418
Cartesian Therapeutics, Inc. rights (a)(b)(c)	116,771	15,180
CASI Pharmaceuticals Holdings, Inc. (b)	22,221	124,215
Catalyst Pharmaceutical Partners, Inc. (a)	61,499	985,829
Celcuity, Inc. (a)	12,778	198,826
Celldex Therapeutics, Inc. (a)	31,912	1,533,691
Cellectar Biosciences, Inc. (a)(b)	11,964	46,899
Cellectis SA sponsored ADR (a)(b)	10,776	27,371
Celularity, Inc. Class A (a)	10,788	38,621
Centessa Pharmaceuticals PLC ADR (a)(b)	33,539	352,495
Century Therapeutics, Inc. (a)(b)	35,372	129,815
Cerevel Therapeutics Holdings (a)	107,251	4,397,291
Cervomed, Inc. (a)	1,576	21,638
CG Oncology, Inc. (b)	32,612	1,458,083
Checkpoint Therapeutics, Inc. (a)(b)	11,705	24,463
Chemomab Therapeutics Ltd. ADR (a)	11,737	8,040
Chimerix, Inc. (a)	65,226	75,010
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cibus, Inc. (a)	11,275	196,636
Cidara Therapeutics, Inc. (a)	66,465	47,024
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	0
Clene, Inc. (a)(b)	60,753	24,447
Codiak Biosciences, Inc. (a)(c)	21,826	0
Coeptis Therapeutics Holdings (a)(b)	8,692	5,040
Cogent Biosciences, Inc. (a)	48,899	342,293
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
Coherus BioSciences, Inc. (a)(b)	63,798	145,459
Collplant Biotechnologies Ltd. (a)	5,925	30,929
Compass Pathways PLC ADR (a)(b)	15,328	157,419
Compass Therapeutics, Inc. (a)	76,586	136,323
Compugen Ltd. (a)(b)	40,579	104,694
Concert Pharmaceuticals, Inc. rights (a)(c)	24,247	0
Connect Biopharma Holdings Ltd. ADR (a)(b)	27,961	31,876
Corbus Pharmaceuticals Holdings, Inc. (a)	2,168	66,991
Corvus Pharmaceuticals, Inc. (a)(b)	47,461	106,313
Coya Therapeutics, Inc. (a)	4,335	38,972
Crinetics Pharmaceuticals, Inc. (a)	39,187	1,604,316
CRISPR Therapeutics AG (a)(b)	46,418	3,909,324
Cue Biopharma, Inc. (a)	20,320	42,164
Cullinan Oncology, Inc. (a)	24,800	458,056
CureVac NV (a)(b)	129,800	443,916
Curis, Inc. (a)(b)	3,644	37,132
Cyclacel Pharmaceuticals, Inc. (a)(b)	709	1,815
Cyclerion Therapeutics, Inc. (a)	2,508	7,900
Cyclo Therapeutics, Inc. (a)(b)	6,976	11,162
Cyteir Therapeutics, Inc. (a)(b)	22,035	68,529
Cytokinetics, Inc. (a)(b)	57,636	4,163,625
CytoMed Therapeutics Pte Ltd. (b)	4,854	9,757
CytomX Therapeutics, Inc. (a)	30,189	73,963
Day One Biopharmaceuticals, Inc. (a)	51,311	858,433
DBV Technologies SA sponsored ADR (a)(b)	38,779	31,799
Deciphera Pharmaceuticals, Inc. (a)	46,038	768,374
Denali Therapeutics, Inc. (a)	80,616	1,594,584
Dermata Therapeutics, Inc. (a)	991	455
DermTech, Inc. (a)(b)	15,538	19,889
Design Therapeutics, Inc. (a)	30,666	85,251
DiaMedica Therapeutics, Inc. (a)	42,740	128,220
Dianthus Therapeutics, Inc. (a)	8,559	211,835
Dianthus Therapeutics, Inc. rights (a)(c)	44,600	0
Disc Medicine, Inc. (a)	14,409	989,466
Disc Medicine, Inc. rights (a)(c)	10,484	0
Dominari Holdings, Inc. (a)(b)	4,540	9,216
Dyadic International, Inc. (a)	48,866	65,969
Dynavax Technologies Corp. (a)(b)	73,774	934,717
Dyne Therapeutics, Inc. (a)	44,943	1,208,967
Eagle Pharmaceuticals, Inc. (a)	7,885	46,206
Edesa Biotech, Inc. (a)(b)	2,825	12,939
Editas Medicine, Inc. (a)	70,869	712,942
Effector Therapeutics, Inc. Class A (a)(b)	1,658	23,942
Eiger Biopharmaceuticals, Inc. (a)(b)	775	4,340
Eledon Pharmaceuticals, Inc. (a)	10,482	18,868
Elevation Oncology, Inc. (a)(b)	22,867	100,843
Elicio Therapeutics, Inc. (a)(b)	3,367	13,670
Eliem Therapeutics, Inc. (a)(b)	14,651	39,997
Elutia, Inc. (a)(b)	6,170	22,459
Enanta Pharmaceuticals, Inc. (a)	11,608	166,807
enGene Holdings, Inc. (b)	9,311	137,337
Enlivex Therapeutics Ltd. (a)(b)	10,420	32,354
Entera Bio Ltd. (a)	17,597	24,196
Entrada Therapeutics, Inc. (a)	20,746	274,470
Equillium, Inc. (a)	18,701	46,565
Erasca, Inc. (a)	85,238	202,866
Essa Pharma, Inc. (a)(b)	26,858	255,151
Estrella Immunopharma, Inc. (a)(b)	1,582	1,614
Eterna Therapeutics, Inc. (a)(b)	1,165	1,771
Evaxion Biotech A/S ADR (a)(b)	242	871
Evogene Ltd. (a)(b)	59,007	53,283
Exact Sciences Corp. (a)	107,314	6,173,774
Exagen, Inc. (a)	8,533	19,199
Exelixis, Inc. (a)	186,212	4,078,043
Exicure, Inc. (a)(b)	2,041	1,449
Exscientia Ltd. ADR (a)(b)	26,738	177,808
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	62,224	441,168
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	184,731
FibroGen, Inc. (a)	87,203	149,117
Finch Therapeutics Group, Inc. (a)	849	2,207
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)	25,990	200,903
Fortress Biotech, Inc. (a)(b)	4,000	8,320
Fresh2 Group Ltd. sponsored ADR (a)	3,401	1,121
Fusion Pharmaceuticals, Inc. (a)	41,073	491,233
G1 Therapeutics, Inc. (a)(b)	27,957	92,817
Gain Therapeutics, Inc. (a)(b)	10,062	45,178
Galapagos NV sponsored ADR (a)	12,090	424,480
Galectin Therapeutics, Inc. (a)(b)	67,748	132,447
Galecto, Inc. (a)	11,725	8,444
Galera Therapeutics, Inc. (a)(b)	88,915	21,606
Galmed Pharmaceuticals Ltd. (a)	1,813	722
Gamida Cell Ltd. (a)	83,843	30,150
Genelux Corp. (a)	16,033	117,041
Generation Bio Co. (a)	37,567	94,293
Genetron Holdings Ltd. ADR (a)(b)	4,086	16,017
Genfit ADR (a)	3,215	11,413
Genmab A/S ADR (a)(b)	27,016	750,234
Genprex, Inc. (a)(b)	879	3,780
GeoVax Labs, Inc. (a)(b)	410	1,050
Geron Corp. (a)	318,400	636,800
Gilead Sciences, Inc.	739,044	53,285,072
GlycoMimetics, Inc. (a)(b)	34,225	98,910
Gossamer Bio, Inc. (a)(b)	124,059	174,923
Graphite Bio, Inc. (a)	25,741	87,262
Greenwich Lifesciences, Inc. (a)(b)	7,220	87,795
Gri Bio, Inc. (a)	44	35
Grifols SA ADR (a)	70,799	531,700
Gritstone Bio, Inc. (a)	54,463	152,496
Gt Biopharma, Inc. (a)	1,022	4,354
Gyre Therapeutics, Inc. (a)(b)	29,917	542,694
Gyre Therapeutics, Inc. rights (a)(c)	25,124	0
Halozyme Therapeutics, Inc. (a)	77,716	3,093,874
Harpoon Therapeutics, Inc. (a)(b)	9,562	219,352
HCW Biologics, Inc. (a)(b)	23,272	34,210
Heron Therapeutics, Inc. (a)(b)	84,141	223,815
HilleVax, Inc. (a)	28,161	511,122
Homology Medicines, Inc. (a)(b)	29,351	27,003
Hookipa Pharma, Inc. (a)	36,883	28,326
Humacyte, Inc. Class A (a)(b)	62,178	270,474
I-Mab ADR (a)	34,347	61,138
Ideaya Biosciences, Inc. (a)	37,682	1,684,385
IGM Biosciences, Inc. (a)(b)	20,964	264,775
Immatics NV (a)	47,124	589,521
Immix Biopharma, Inc. (a)(b)	13,727	45,985
Immucell Corp. (a)	2,008	10,542
Immuneering Corp. (a)(b)	18,326	113,621
Immunic, Inc. (a)(b)	24,307	35,610
ImmunityBio, Inc. (a)(b)	390,900	1,848,957
Immunocore Holdings PLC ADR (a)(b)	19,670	1,322,217
Immunome, Inc. (a)	26,362	637,960
Immunovant, Inc. (a)	85,021	3,007,193
Immutep Ltd. ADR (a)(b)	18,722	43,809
Imunon, Inc. (a)(b)	4,368	4,980
In8bio, Inc. (a)	16,760	18,604
Incyte Corp. (a)	133,286	7,778,571
Indaptus Therapeutics, Inc. (a)(b)	14,123	31,071
InflaRx NV (a)(b)	36,236	64,500
Inhibikase Therapeutics, Inc. (a)(b)	3,272	7,068
Inhibrx, Inc. (a)	27,411	1,004,065
Inmune Bio, Inc. (a)(b)	10,829	125,616
Inovio Pharmaceuticals, Inc. (a)(b)	12,081	107,038
Inozyme Pharma, Inc. (a)	38,459	244,599
Insmed, Inc. (a)	83,720	2,320,718
Instil Bio, Inc. (a)	2,399	28,596
Intellia Therapeutics, Inc. (a)	55,719	1,789,694
Intensity Therapeutics, Inc. (b)	6,917	25,040
Inventiva SA ADR (a)(b)	2,231	8,076
Invivyd, Inc. (a)	63,289	248,726
IO Biotech, Inc. (a)	25,040	40,064
Ionis Pharmaceuticals, Inc. (a)	84,448	3,817,894
Iovance Biotherapeutics, Inc. (a)(b)	153,249	2,438,192
Ironwood Pharmaceuticals, Inc. Class A (a)	96,141	906,610
iTeos Therapeutics, Inc. (a)	21,888	234,420
Janux Therapeutics, Inc. (a)(b)	27,845	1,347,141
Jasper Therapeutics, Inc. (a)(b)	9,659	205,254
Kala Bio, Inc. (a)(b)	1,482	10,507
Kalvista Pharmaceuticals, Inc. (a)(b)	36,836	502,811
Kamada Ltd. (a)(b)	25,878	163,808
Karuna Therapeutics, Inc. (a)	22,199	6,969,820
Karyopharm Therapeutics, Inc. (a)(b)	79,537	92,263
Kazia Therapeutics Ltd. sponsored ADR (a)	4,948	1,232
Keros Therapeutics, Inc. (a)	19,630	1,325,025
Kezar Life Sciences, Inc. (a)	32,480	34,104
Kineta, Inc. (a)	3,022	2,478
Kineta, Inc. rights (a)(c)	39,785	0
Kiniksa Pharmaceuticals Ltd. (a)	21,394	452,269
Kinnate Biopharma, Inc. (a)	26,452	65,336
Kintara Therapeutics, Inc. (a)(b)	30,458	3,259
Kodiak Sciences, Inc. (a)	30,219	181,616
Korro Bio, Inc. (a)(b)	5,246	253,382
Korro Bio, Inc. rights (a)(c)	14,063	0
Kronos Bio, Inc. (a)	20,542	21,364
Krystal Biotech, Inc. (a)	16,598	2,646,883
Kura Oncology, Inc. (a)	44,818	944,763
Kymera Therapeutics, Inc. (a)	32,215	1,375,581
Lantern Pharma, Inc. (a)	6,838	32,891
Larimar Therapeutics, Inc. (a)	29,412	338,238
LAVA Therapeutics NV (a)(b)	11,124	37,043
Leap Therapeutics, Inc. (a)(b)	15,519	43,298
Legend Biotech Corp. ADR (a)(b)	46,908	3,056,525
Lexeo Therapeutics, Inc. (b)	15,304	223,744
Lexicon Pharmaceuticals, Inc. (a)(b)	148,331	369,344
LianBio ADR (a)	25,027	121,131
Lisata Therapeutics, Inc. (a)	2,010	5,889
Lixte Biotechnology Holdings, Inc. (a)	2,579	6,705
Longeveron, Inc. (a)	5,000	2,670
Lumos Pharma, Inc. (a)(b)	10,037	29,509
Lyell Immunopharma, Inc. (a)(b)	152,875	446,395
Macrogenics, Inc. (a)	36,272	650,720
Madrigal Pharmaceuticals, Inc. (a)(b)	11,568	2,732,362
Mainz Biomed NV (a)(b)	15,189	13,429
MannKind Corp. (a)	158,220	650,284
Marker Therapeutics, Inc. (a)(b)	5,272	19,137
MDxHealth SA (a)(b)	5,263	19,210
MediciNova, Inc. (a)(b)	25,966	35,054
Medipacific, Inc. rights (a)(c)	30,249	0
MEI Pharma, Inc.	3,186	13,222
MeiraGTx Holdings PLC (a)	36,311	224,039
Mereo Biopharma Group PLC ADR (a)(b)	96,630	367,194
Merrimack Pharmaceuticals, Inc. (a)(b)	8,795	129,287
Mersana Therapeutics, Inc. (a)	71,488	388,895
Merus BV (a)	33,589	1,628,395
Mesoblast Ltd. sponsored ADR (a)(b)	9,269	18,214
MiMedx Group, Inc. (a)	67,985	554,758
Mineralys Therapeutics, Inc.	26,099	401,403
Minerva Neurosciences, Inc. (a)	6,000	16,020
MiNK Therapeutics, Inc. (a)(b)	19,029	17,531
Mirum Pharmaceuticals, Inc. (a)(b)	28,013	804,253
Moderna, Inc. (a)	225,939	20,840,613
Molecular Partners AG ADR (a)(b)	1,070	4,558
Molecular Templates, Inc. (a)(b)	3,477	13,039
Moleculin Biotech, Inc. (a)(b)	15,561	9,788
Monopar Therapeutics, Inc. (a)(b)	13,453	11,166
Monte Rosa Therapeutics, Inc. (a)	27,512	174,151
Moonlake Immunotherapeutics (a)	35,187	1,697,421
Morphic Holding, Inc. (a)	28,763	1,062,793
Morphosys AG sponsored ADR (a)	11,928	209,933
Mural Oncology PLC	9,480	50,149
Mustang Bio, Inc. (a)(b)	3,059	4,068
Myriad Genetics, Inc. (a)	50,953	1,066,446
Nanobiotix SA ADR (a)(b)	5,809	36,306
Natera, Inc. (a)	71,050	6,145,115
Neubase Therapeutics, Inc. (a)	985	847
Neurobo Pharmaceuticals, Inc. (a)(b)	113	654
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	58,154	7,583,282
Neurogene, Inc. (a)	6,803	211,369
Neurogene, Inc. rights (a)(c)	4,505	0
NeuroSense Therapeutics Ltd. (a)(b)	11,963	21,175
NewAmsterdam Pharma Co. NV (a)(b)	48,337	1,104,017
Neximmune, Inc. (a)	477	3,196
NextCure, Inc. (a)	15,140	26,192
Nkarta, Inc. (a)	31,469	380,146
NKGen Biotech, Inc. (a)(b)	10,882	8,674
Notable Labs, Inc. (a)(b)	1,153	1,695
Novavax, Inc. (a)(b)	71,283	352,138
NuCana PLC ADR (a)(b)	18,775	6,008
Nurix Therapeutics, Inc. (a)(b)	35,104	433,534
Nuvalent, Inc. Class A (a)	33,326	2,803,383
Nuvectis Pharma, Inc. (a)(b)	10,226	100,931
Ocean Biomedical, Inc. Class A (a)(b)	34,144	60,093
Ocugen, Inc. (a)(b)	495,122	463,434
OKYO Pharma Ltd. (a)	12,090	16,080
Olema Pharmaceuticals, Inc. (a)	32,913	408,121
Omega Therapeutics, Inc. (a)(b)	31,631	130,003
Omniab, Inc. (a)(c)	3,424	16,641
Omniab, Inc. (a)(c)	3,424	15,716
OncoCyte Corp. (a)(b)	3,392	9,871
Oncolytics Biotech, Inc. (a)(b)	41,942	47,814
Onconetix, Inc. (a)(b)	3,818	653
Oncternal Therapeutics, Inc. (a)(b)	1,427	13,557
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	1,305	623
Opthea Ltd. ADR (a)(b)	5,049	17,672
Orchard Therapeutics PLC rights (a)(c)	58,230	1
Organogenesis Holdings, Inc. Class A (a)	77,438	276,454
Organovo Holdings, Inc. (a)(b)	6,946	7,085
Orgenesis, Inc. (a)(b)	14,931	9,559
ORIC Pharmaceuticals, Inc. (a)(b)	38,363	488,745
Outlook Therapeutics, Inc. (a)(b)	167,492	73,161
Ovid Therapeutics, Inc. (a)	42,215	143,531
Oyster Point Pharma, Inc. rights (a)(c)	14,178	0
Passage Bio, Inc. (a)	20,164	34,480
PDS Biotechnology Corp. (a)(b)	17,716	116,748
PepGen, Inc. (a)	16,036	271,810
PharmaCyte Biotech, Inc. (a)(b)	26,211	55,043
Pharming Group NV ADR (a)(b)	2,093	23,965
PHAXIAM Therapeutics SA ADR sponsored (a)(b)	254	724
Phio Pharmaceuticals Corp. (a)	2,856	3,084
Pieris Pharmaceuticals, Inc. (a)	22,483	3,712
Pluri, Inc. (a)(b)	25,169	20,384
Plus Therapeutics, Inc. (a)(b)	8,899	17,264
PMV Pharmaceuticals, Inc. (a)	27,975	51,754
Portage Biotech, Inc. (a)(b)	9,081	5,539
Poseida Therapeutics, Inc. (a)	58,642	232,222
Praxis Precision Medicines, Inc. (a)(b)	8,733	408,530
Precigen, Inc. (a)	148,608	228,856
Precision BioSciences, Inc. (a)	1,940	35,890
Prelude Therapeutics, Inc. (a)	34,715	149,275
Prime Medicine, Inc. (a)(b)	57,486	496,104
ProKidney Corp. (a)(b)	40,355	65,779
ProMIS Neurosciences, Inc. (a)(b)	8,622	17,503
ProQR Therapeutics BV (a)(b)	46,671	94,042
Protagenic Therapeutics, Inc. (a)	5,007	5,257
Protagonist Therapeutics, Inc. (a)	39,372	1,196,121
Prothena Corp. PLC (a)	32,938	908,759
Psyence Biomedical Ltd.	10,488	5,768
PTC Therapeutics, Inc. (a)	44,393	1,251,439
Puma Biotechnology, Inc. (a)	25,266	157,155
PureTech Health PLC ADR (a)(b)	566	14,156
Pyxis Oncology, Inc. (a)(b)	24,675	156,933
Qualigen Therapeutics, Inc. (a)	4,888	2,249
Quince Therapeutics, Inc. (a)(b)	15,115	19,650
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)	95	262
rights (a)(c)	3,438,400	34
Radius Health, Inc. (a)(c)	26,855	0
Rallybio Corp. (a)	26,280	61,101
RAPT Therapeutics, Inc. (a)	19,960	171,057
Recursion Pharmaceuticals, Inc. (a)(b)	121,193	1,631,258
Regeneron Pharmaceuticals, Inc. (a)	63,524	61,369,901
Regeneron Pharmaceuticals, Inc. rights (a)(c)	16,049	0
REGENXBIO, Inc. (a)	24,986	435,756
Regulus Therapeutics, Inc. (a)	9,205	13,531
Relay Therapeutics, Inc. (a)(b)	72,837	729,827
Reneo Pharmaceuticals, Inc. (a)(b)	22,988	37,930
Renovaro Biosciences, Inc. (a)(b)	41,259	106,448
RenovoRx, Inc. (a)(b)	3,794	6,526
Repare Therapeutics, Inc. (a)(b)	26,544	184,481
Repligen Corp. (a)	32,906	6,383,435
Replimune Group, Inc. (a)	35,292	302,805
Revolution Medicines, Inc. (a)	96,860	2,855,433
Rezolute, Inc. (a)(b)	7,752	12,791
Rhythm Pharmaceuticals, Inc. (a)(b)	34,310	1,489,740
Rigel Pharmaceuticals, Inc. (a)	96,903	147,293
Rocket Pharmaceuticals, Inc. (a)	52,855	1,548,652
Roivant Sciences Ltd. (a)	476,177	5,447,465
S.A.B. Biotherapeutics, Inc. (a)(b)	1,467	6,543
Sage Therapeutics, Inc. (a)	35,207	756,246
Sagimet Biosciences, Inc. (b)	12,774	78,305
Salarius Pharmaceuticals, Inc. (a)	1,402	911
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	1
Sana Biotechnology, Inc. (a)(b)	114,719	1,151,779
Sangamo Therapeutics, Inc. (a)	109,965	127,559
Sarepta Therapeutics, Inc. (a)	55,467	7,094,229
Savara, Inc. (a)	87,624	442,501
Scholar Rock Holding Corp. (a)	41,515	643,483
Scinai Immunotherapeutics Ltd. ADR (a)	1,376	678
Sellas Life Sciences Group, Inc. (a)(b)	22,014	22,234
Sensei Biotherapeutics, Inc. (a)(b)	16,931	14,391
Senti Biosciences, Inc. (a)	28,123	12,093
Sera Prognostics, Inc. (a)	16,037	143,050
Seres Therapeutics, Inc. (a)	89,776	102,345
Shattuck Labs, Inc. (a)	26,311	229,695
Shuttle Pharmaceuticals Holding, Inc. (a)(b)	4,926	1,929
Sigilon Therapeutics, Inc. rights (a)(c)	1,064	8,054
Silence Therapeutics PLC ADR (a)	22,427	571,216
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Societal Cdmo, Inc. (a)	28,664	30,670
Soleno Therapeutics, Inc. (a)	18,115	875,317
Solid Biosciences, Inc. (a)(b)	20,675	194,138
Soligenix, Inc. (a)(b)	3,602	2,626
Spectrum Pharmaceuticals, Inc. rights (a)(c)	111,379	1
Spero Therapeutics, Inc. (a)	23,675	39,064
SpringWorks Therapeutics, Inc. (a)(b)	42,361	2,086,703
Spruce Biosciences, Inc. (a)	20,219	101,095
Spyre Therapeutics, Inc. (a)(b)	20,379	559,200
Spyre Therapeutics, Inc. rights (a)(c)	34,317	0
Stoke Therapeutics, Inc. (a)(b)	30,371	235,072
Summit Therapeutics, Inc. (a)	417,100	1,893,634
Sunshine Biopharma, Inc. (a)	20,179	1,120
Surface Oncology, Inc. rights (a)(c)	23,135	0
Surrozen, Inc. (a)	1,130	14,600
Sutro Biopharma, Inc. (a)	41,361	203,083
Synaptogenix, Inc. (a)	5,004	1,088
Syndax Pharmaceuticals, Inc. (a)	47,769	1,119,705
Synlogic, Inc. (a)	4,776	9,122
Syros Pharmaceuticals, Inc. (a)(b)	14,022	101,800
T2 Biosystems, Inc. (a)(b)	1,983	9,994
Tango Therapeutics, Inc. (a)(b)	61,892	688,858
Taysha Gene Therapies, Inc. (a)(b)	109,633	346,440
Tempest Therapeutics, Inc. (a)(b)	11,414	42,346
Tenax Therapeutics, Inc. (a)	384	1,763
Tenaya Therapeutics, Inc. (a)	38,054	226,421
Tevogen Bio Holdings, Inc. Class A (a)(b)	7,861	57,385
TG Therapeutics, Inc. (a)	89,343	1,538,486
Theratechnologies, Inc. (a)(b)	25,681	38,265
Tiziana Life Sciences Ltd. (a)	55,884	27,327
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)	2,448	926
Tourmaline Bio, Inc.	14,725	571,625
TRACON Pharmaceuticals, Inc. (a)(b)	73,317	13,270
TransCode Therapeutics, Inc. (a)(b)	1,095	772
Travere Therapeutics, Inc. (a)	45,850	346,626
Trevena, Inc. (a)(b)	7,457	4,333
TriSalus Life Sciences, Inc. Class A (a)(b)	17,239	164,460
TScan Therapeutics, Inc. (a)(b)	27,303	184,295
Turnstone Biologics Corp.	13,738	62,645
Twist Bioscience Corp. (a)(b)	33,129	1,301,638
Tyra Biosciences, Inc. (a)	26,217	524,078
Ultragenyx Pharmaceutical, Inc. (a)	48,609	2,514,057
Unicycive Therapeutics, Inc. (a)(b)	26,109	36,030
uniQure B.V. (a)	26,841	154,336
United Therapeutics Corp. (a)	27,953	6,307,315
United Therapeutics Corp. rights (a)(c)	19,958	0
UNITY Biotechnology, Inc. (a)	7,705	14,100
UroGen Pharma Ltd. (a)(b)	19,633	359,873
Vaccinex, Inc. (a)(b)	187	1,649
Valneva SE ADR (a)(b)	359	2,535
Vanda Pharmaceuticals, Inc. (a)	35,063	156,732
Vaxart, Inc. (a)(b)	167,528	204,384
Vaxcyte, Inc. (a)	56,078	4,139,678
Vaxxinity, Inc. Class A (a)(b)	60,825	52,005
VBI Vaccines, Inc. (a)	9,359	5,428
Vera Therapeutics, Inc. (a)	30,762	1,448,275
Veracyte, Inc. (a)	42,321	996,660
Verastem, Inc. (a)(b)	14,187	176,770
Vericel Corp. (a)	27,110	1,238,385
Vertex Pharmaceuticals, Inc. (a)	152,706	64,249,522
Verve Therapeutics, Inc. (a)(b)	44,593	760,311
Vigil Neuroscience, Inc. (a)	24,515	85,312
Viking Therapeutics, Inc. (a)	61,432	4,733,336
Vincerx Pharma, Inc. (a)	9,297	34,864
Vir Biotechnology, Inc. (a)	77,654	872,831
Viracta Therapeutics, Inc. (a)	25,757	20,992
Viridian Therapeutics, Inc. (a)	36,469	682,335
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	22,023	8,171
VistaGen Therapeutics, Inc. (a)	15,852	81,004
Vor Biopharma, Inc. (a)(b)	41,263	94,905
Voyager Therapeutics, Inc. (a)	28,006	233,010
vTv Therapeutics, Inc. Class A (a)(b)	1,119	19,638
Werewolf Therapeutics, Inc. (a)	21,598	149,458
Windtree Therapeutics, Inc. (a)(b)	381	135
X4 Pharmaceuticals, Inc. (a)	89,336	86,710
Xbiotech, Inc. (a)(b)	15,395	96,373
Xencor, Inc. (a)	35,152	806,738
Xenetic Biosciences, Inc. (a)	2,070	8,321
Xenon Pharmaceuticals, Inc. (a)	43,236	2,040,739
Xilio Therapeutics, Inc. (a)	15,714	11,141
XOMA Corp. (a)(b)	7,259	176,466
XTL Biopharmaceuticals Ltd. ADR (a)(b)	8,903	7,574
Y-mAbs Therapeutics, Inc. (a)	24,521	409,501
Yield10 Bioscience, Inc. (a)(b)	7,586	1,794
YS Biopharma Co. Ltd. (a)(b)	13,608	5,171
Zai Lab Ltd. ADR (a)(b)	35,050	735,349
Zentalis Pharmaceuticals, Inc. (a)	41,024	611,668
Zura Bio Ltd. Class A (a)	28,536	105,012
Zymeworks, Inc. (a)	40,071	481,253
ZyVersa Therapeutics, Inc. Class A (a)(b)	118	130
		622,336,800
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)(c)	25,491	70,865
Accelerate Diagnostics, Inc. (a)(b)	8,348	8,224
Accuray, Inc. (a)	54,348	141,305
Acutus Medical, Inc. (a)(b)	11,416	2,304
Aethlon Medical, Inc. (a)(b)	3,199	5,214
Align Technology, Inc. (a)	45,407	13,731,985
Alpha Tau Medical Ltd. Class A (a)(b)	35,716	107,148
Alphatec Holdings, Inc. (a)	79,899	1,073,044
Angiodynamics, Inc. (a)	20,081	110,245
Apyx Medical Corp. (a)(b)	20,572	43,201
Aspira Women's Health, Inc. (a)(b)	4,278	16,898
Atricure, Inc. (a)	27,131	948,771
Atrion Corp.	1,094	402,581
Avinger, Inc. (a)(b)	205	759
AxoGen, Inc. (a)	23,937	252,775
Axonics, Inc. (a)	29,334	1,992,952
Beyond Air, Inc. (a)(b)	24,913	51,072
Biomerica, Inc. (a)	5,860	7,149
BioSig Technologies, Inc. (a)(b)	3,895	2,672
Bioventus, Inc. (a)	38,014	176,005
BrainsWay Ltd. ADR (a)	3,457	22,401
Cerus Corp. (a)	105,509	230,010
Check Capital Ltd. (a)(b)	2,932	6,421
ClearPoint Neuro, Inc. (a)(b)	13,370	85,434
Co.-Diagnostics, Inc. (a)	17,214	19,452
Cue Health, Inc. (a)	79,656	25,490
Cutera, Inc. (a)(b)	11,405	25,547
CVRx, Inc. (a)	11,732	230,299
CytoSorbents Corp. (a)(b)	21,655	20,767
Delcath Systems, Inc. (a)(b)	16,704	69,656
Dentsply Sirona, Inc.	124,837	4,079,673
DexCom, Inc. (a)	228,930	26,342,975
EDAP TMS SA sponsored ADR (a)(b)	22,764	143,868
Ekso Bionics Holdings, Inc. (a)	5,843	11,102
electroCore, Inc. (a)(b)	10,983	76,112
Embecta Corp.	34,326	490,175
ENDRA Life Sciences, Inc. (a)(b)	1,773	1,986
Envoy Medical, Inc. Class A (a)(b)	14,692	69,199
Envveno Medical Corp. (a)(b)	20,487	127,634
Establishment Labs Holdings, Inc. (a)(b)	15,069	688,352
Femasys, Inc. (a)(b)	18,182	32,000
Fonar Corp. (a)	3,366	74,961
Fractyl Health, Inc. (b)	27,707	249,363
GE Healthcare Holding LLC	270,061	24,651,168
Heartbeam, Inc. (a)(b)	12,874	18,667
Helius Medical Technologies, Inc. (U.S.) (a)	54	246
Hologic, Inc. (a)	142,880	10,544,544
Hyperfine, Inc. (a)(b)	37,729	43,388
IceCure Medical Ltd. (a)(b)	14,116	18,492
ICU Medical, Inc. (a)	14,118	1,542,109
IDEXX Laboratories, Inc. (a)	49,263	28,337,555
Inari Medical, Inc. (a)	34,046	1,570,202
InMode Ltd. (a)	48,631	1,069,882
Inogen, Inc. (a)	13,301	88,452
Inspira Technologies Oxy BHN Ltd. (a)(b)	2,924	4,737
InspireMD, Inc. (a)(b)	18,244	50,171
Insulet Corp. (a)	41,412	6,791,568
Integra LifeSciences Holdings Corp. (a)	47,719	1,761,308
Intuitive Surgical, Inc. (a)	208,672	80,463,923
INVO Bioscience, Inc. (a)(b)	5,055	5,813
IRadimed Corp.	7,986	335,172
iRhythm Technologies, Inc. (a)	18,032	2,139,497
Iridex Corp. (a)(b)	16,237	43,678
Jin Medical International Ltd. (b)	106,540	669,071
Kewaunee Scientific Corp. (a)	1,782	50,894
KORU Medical Systems, Inc. (a)	31,356	66,475
Lantheus Holdings, Inc. (a)	40,398	2,641,221
LeMaitre Vascular, Inc.	12,899	902,930
LENSAR, Inc. (a)	5,527	26,972
LivaNova PLC (a)	31,147	1,707,167
LogicMark, Inc. (a)(b)	303	306
Lucid Diagnostics, Inc. (a)(b)	12,873	15,834
Masimo Corp. (a)	31,265	4,018,803
Medigus Ltd. ADR (a)	510	1,336
Meihua International Medical Technologies Co. Ltd. (a)(b)	16,753	12,054
Merit Medical Systems, Inc. (a)	33,924	2,585,009
Microbot Medical, Inc. (a)(b)	2,681	3,432
Modular Medical, Inc. (a)(b)	16,946	33,553
Monogram Orthopaedics, Inc. (b)	15,368	41,494
Motus GI Holdings, Inc. (a)(b)	2,643	1,797
NanoVibronix, Inc. (a)(b)	1,284	1,271
Neogen Corp. (a)(b)	129,217	2,221,240
Neovasc, Inc. rights (a)(c)	854	0
NeuroMetrix, Inc. (a)(b)	332	1,348
Neuronetics, Inc. (a)	15,800	47,400
NeuroOne Medical Technologies Corp. (a)(b)	15,540	18,803
NeuroPace, Inc. (a)	16,625	268,826
NEXGEL, Inc. (a)	546	1,321
Novocure Ltd. (a)	63,189	967,424
Nyxoah SA (a)(b)	7,740	106,812
Omnicell, Inc. (a)	26,121	685,415
OraSure Technologies, Inc. (a)	41,450	298,233
Orchestra BioMed Holdings, Inc. (a)(b)	22,556	145,261
Orthofix International NV (a)	24,866	324,750
OrthoPediatrics Corp. (a)	15,188	417,062
Outset Medical, Inc. (a)	27,961	88,077
PAVmed, Inc. (a)(b)	3,026	8,019
PetVivo Holdings, Inc. (a)(b)	12,298	13,528
Predictive Oncology, Inc. (a)(b)	6,561	20,339
Pro-Dex, Inc. (a)	3,523	58,728
PROCEPT BioRobotics Corp. (a)(b)	29,855	1,443,191
Profound Medical Corp. (a)(b)	14,049	129,251
ProSomnus, Inc. (a)(b)	7,965	5,042
Pulmonx Corp. (a)	24,714	227,863
Pulse Biosciences, Inc. (a)(b)	36,940	364,967
QuidelOrtho Corp. (a)	39,636	1,807,402
ReWalk Robotics Ltd. (a)(b)	29,639	27,712
Rockwell Medical Technologies, Inc. (a)(b)	20,574	29,009
RxSight, Inc. (a)	21,683	1,183,241
Sanara Medtech, Inc. (a)(b)	5,156	196,134
SeaStar Medical Holding Corp. (Class A) (a)(b)	26,907	19,736
Semler Scientific, Inc. (a)	4,084	192,642
Sensus Healthcare, Inc. (a)	10,687	43,817
Shockwave Medical, Inc. (a)	21,796	5,685,923
SI-BONE, Inc. (a)	22,880	396,968
Sight Sciences, Inc. (a)	27,950	112,359
Silk Road Medical, Inc. (a)(b)	23,220	417,728
Spectral Ai, Inc. (a)(b)	10,463	20,926
Staar Surgical Co. (a)(b)	28,693	896,369
STRATA Skin Sciences, Inc. (a)(b)	17,447	8,741
SurModics, Inc. (a)	7,764	247,672
Tactile Systems Technology, Inc. (a)	14,426	219,997
Talis Biomedical Corp. (a)	906	7,284
Tandem Diabetes Care, Inc. (a)	38,972	1,037,824
Tela Bio, Inc. (a)	13,651	92,281
Tenon Medical, Inc. (a)	5,102	5,714
The Cooper Companies, Inc.	117,752	11,021,587
Thermogenesis Holdings, Inc. (a)	146	127
TransMedics Group, Inc. (a)	19,178	1,564,925
Treace Medical Concepts, Inc. (a)	35,737	480,305
Trinity Biotech PLC sponsored ADR (a)	1,033	2,231
UFP Technologies, Inc. (a)	5,073	1,056,757
Utah Medical Products, Inc.	2,529	177,485
Varex Imaging Corp. (a)	23,722	408,018
Venus Concept, Inc. (a)(b)	1,875	1,594
Vivani Medical, Inc. (a)(b)	5,648	23,835
Zimvie, Inc. (a)	17,620	298,659
Zynex, Inc. (a)(b)	24,118	327,040
		260,403,179
Health Care Providers & Services - 0.4%
23andMe Holding Co. Class A (a)	182,416	103,977
Acadia Healthcare Co., Inc. (a)	54,574	4,554,200
Accolade, Inc. (a)	43,368	444,522
AdaptHealth Corp. (a)	78,327	801,285
Addus HomeCare Corp. (a)	9,238	852,483
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	1,246
Agape ATP Corp. (b)	34,374	12,615
AirSculpt Technologies, Inc. (a)(b)	34,189	215,733
Akso Health Group ADR (a)(b)	14,973	20,214
Alignment Healthcare, Inc. (a)	114,174	685,044
Amedisys, Inc. (a)	19,501	1,813,983
American Oncology Network, Inc. (a)(b)	12,375	69,424
Astrana Health, Inc. (a)(b)	32,388	1,458,756
Aveanna Healthcare Holdings, Inc. (a)	112,392	266,369
BIMI International Medical, Inc. (a)(b)	357	1,382
Biodesix, Inc. (a)(b)	42,255	65,073
BrightSpring Health Services, Inc.	100,991	907,909
CareMax, Inc. Class A (a)(b)	2,592	19,932
Castle Biosciences, Inc. (a)	15,507	280,056
Centogene NV (a)	11,156	7,586
Clover Health Investments Corp. (a)(b)	296,263	255,942
Corvel Corp. (a)	10,206	2,490,264
Cosmos Health, Inc. (a)(b)	4,574	3,545
Cross Country Healthcare, Inc. (a)	22,341	408,170
DocGo, Inc. Class A (a)(b)	63,323	257,725
ETAO International Co. Ltd. (b)	36,617	6,078
EUDA Health Holdings Ltd. (a)(b)	16,038	21,972
Fulgent Genetics, Inc. (a)	16,879	380,790
GeneDx Holdings Corp. Class A (a)(b)	14,577	118,803
Great Elm Group, Inc. (a)	7,056	13,830
Guardant Health, Inc. (a)	68,279	1,297,301
HealthEquity, Inc. (a)	51,008	4,213,771
Henry Schein, Inc. (a)	76,826	5,874,884
IMAC Holdings, Inc. (a)(b)	1,827	2,485
Innovage Holding Corp. (a)(b)	80,551	389,867
LifeStance Health Group, Inc. (a)	221,411	1,848,782
Modivcare, Inc. (a)	8,809	247,004
MSP Recovery, Inc. (a)(b)	9,669	8,219
MSP Recovery, Inc. warrants 5/20/27 (a)	1,585,094	7,133
Nano-X Imaging Ltd. (a)(b)	31,916	356,183
National Research Corp. Class A	15,135	610,243
NeoGenomics, Inc. (a)	76,066	1,186,630
Novo Integrated Sciences, Inc. (a)(b)	10,097	6,370
Nutex Health, Inc. (a)	430,821	48,683
Ontrak, Inc. (a)(b)	1,706	280
Opko Health, Inc. (a)(b)	469,571	469,571
Option Care Health, Inc. (a)	105,416	3,401,774
P3 Health Partners, Inc. Class A (a)(b)	75,408	78,424
Patterson Companies, Inc.	55,328	1,498,836
Pennant Group, Inc. (a)	17,279	322,253
PetIQ, Inc. Class A (a)	18,347	334,099
Precipio, Inc. (a)(b)	3,097	20,131
Premier, Inc. (b)	69,729	1,454,547
Prenetics Global Ltd. (a)(b)	2,985	14,716
Privia Health Group, Inc. (a)	69,309	1,546,977
Progyny, Inc. (a)	56,927	2,078,974
Psychemedics Corp.	4,592	14,006
Quipt Home Medical Corp. (a)	27,573	118,288
R1 RCM, Inc. (a)(b)	246,370	3,461,499
RadNet, Inc. (a)	40,909	1,548,815
Star Equity Holdings, Inc. (a)	11,004	10,454
Surgery Partners, Inc. (a)	74,715	2,318,406
Talkspace, Inc. Class A (a)	104,651	307,674
The Ensign Group, Inc.	33,275	4,156,713
The Joint Corp. (a)(b)	8,305	81,887
The Oncology Institute, Inc. (a)	48,685	91,528
Viemed Healthcare, Inc. (a)	24,406	206,475
Virax Biolabs Group Ltd. (a)(b)(d)	542	512
Vivos Therapeutics, Inc. (a)	1,459	8,477
		56,181,779
Health Care Technology - 0.0%
Akili, Inc. (a)(b)	45,124	17,301
Augmedix, Inc. (a)(b)	28,419	125,044
Better Therapeutics, Inc. (a)(b)	68,929	10,939
Biotricity, Inc. (a)(b)	5,262	5,262
Bullfrog AI Holdings, Inc. (b)	3,407	16,762
CareCloud, Inc. (a)(b)	13,011	17,825
Certara, Inc. (a)	95,331	1,609,187
DarioHealth Corp. (a)(b)	11,331	23,002
Definitive Healthcare Corp. (a)(b)	68,718	654,195
Forian, Inc. (a)	18,658	54,108
GoodRx Holdings, Inc. (a)(b)	54,127	421,649
Health Catalyst, Inc. (a)	33,187	276,116
Healthcare Triangle, Inc. (a)(b)	2,288	4,530
HealthStream, Inc.	17,194	469,052
iCAD, Inc. (a)	25,911	46,381
iSpecimen, Inc. (a)(b)	5,334	2,427
Lifemd, Inc. (a)(b)	26,734	212,803
Onemednet Corp. Class A (a)(b)	12,617	12,382
OptimizeRx Corp. (a)	10,957	173,449
Renalytix AI PLC ADR (a)(b)	4,865	5,692
Schrodinger, Inc. (a)	37,397	952,128
SCWorx, Corp. (a)(b)	1,411	2,258
Sharecare, Inc. Class A (a)	209,137	196,589
Simulations Plus, Inc. (b)	11,532	478,578
SOPHiA GENETICS SA (a)(b)	34,524	166,406
Streamline Health Solutions, Inc. (a)	19,282	9,641
TruBridge, Inc. (a)	10,575	93,695
Trxade Health, Inc. (a)(b)	1,027	9,777
		6,067,178
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	60,886	2,839,723
AbCellera Biologics, Inc. (a)(b)	167,650	846,633
Adaptive Biotechnologies Corp. (a)	87,891	361,232
Akoya Biosciences, Inc. (a)	27,933	160,335
Alpha Teknova, Inc. (a)	16,055	46,078
Applied DNA Sciences, Inc. (a)(b)	15,383	8,942
Azenta, Inc. (a)	37,229	2,425,469
Bio-Techne Corp.	92,983	6,840,759
BioLife Solutions, Inc. (a)	25,123	424,579
BioNano Genomics, Inc. (a)(b)	15,569	19,461
Bruker Corp.	85,677	7,414,488
Champions Oncology, Inc. (a)	10,958	62,022
ChromaDex, Inc. (a)(b)	42,495	70,967
Codexis, Inc. (a)	35,046	162,964
Conduit Pharmaceuticals, Inc. Class A (a)(b)	45,774	117,639
CryoPort, Inc. (a)(b)	27,534	486,526
Cytek Biosciences, Inc. (a)(b)	79,322	610,779
Evotec OAI AG ADR (a)	8,507	62,952
Fortrea Holdings, Inc.	52,040	1,953,582
Genetic Technologies Ltd. ADR (a)(b)	502	1,079
Harvard Bioscience, Inc. (a)	29,367	127,159
ICON PLC (a)	48,482	15,544,299
Illumina, Inc. (a)	93,801	13,116,194
ImmunoPrecise Antibodies Ltd. (a)	17,484	32,171
Inotiv, Inc. (a)(b)	14,854	110,662
Lifecore Biomedical (a)	22,245	185,746
Maravai LifeSciences Holdings, Inc. (a)	77,039	595,511
MaxCyte, Inc. (a)	56,792	261,243
Medpace Holdings, Inc. (a)	17,941	7,131,906
Mesa Laboratories, Inc. (b)	2,931	320,036
Nautilus Biotechnology, Inc. (a)	76,432	205,602
Olink Holding AB ADR (a)	24,642	551,242
OmniAb, Inc. (a)	65,985	385,352
Pacific Biosciences of California, Inc. (a)(b)	151,155	835,887
Personalis, Inc. (a)	23,807	36,901
Quanterix Corp. (a)	23,772	569,577
Quantum-Si, Inc. (a)(b)	67,994	113,550
Rapid Micro Biosystems, Inc. (a)(b)	21,522	23,674
Science 37 Holdings, Inc. (a)	4,130	23,665
Seer, Inc. (a)	35,353	64,342
Singular Genomics Systems, Inc. (a)	37,412	21,325
Sotera Health Co. (a)	167,181	2,509,387
Standard BioTools, Inc. (a)	196,933	443,099
Telesis Bio, Inc. (a)(b)	7,170	4,004
		68,128,743
Pharmaceuticals - 0.6%
Acasti Pharma, Inc. (a)(b)	3,058	10,229
Aclaris Therapeutics, Inc. (a)	38,620	45,958
Adial Pharmaceuticals, Inc. (a)(b)	661	1,348
Alimera Sciences, Inc. (a)	26,883	95,166
Altamira Therapeutics Ltd. (a)(b)	2,262	4,253
Amneal Intermediate, Inc. (a)	177,461	979,585
Amphastar Pharmaceuticals, Inc. (a)	29,456	1,371,766
Amylyx Pharmaceuticals, Inc. (a)	38,285	721,672
AN2 Therapeutics, Inc. (a)	17,972	53,557
Anebulo Pharmaceuticals, Inc. (a)	4,108	11,174
ANI Pharmaceuticals, Inc. (a)	11,441	774,212
Aquestive Therapeutics, Inc. (a)	39,828	146,169
Artelo Biosciences, Inc. (a)(b)	3,253	4,977
Arvinas Holding Co. LLC (a)	31,911	1,467,268
Assertio Holdings, Inc. (a)	53,474	47,266
AstraZeneca PLC:
rights (a)(c)	43,334	0
sponsored ADR	347,006	22,263,905
atai Life Sciences NV (a)(b)	117,226	227,418
Atea Pharmaceuticals, Inc. (a)	43,830	188,907
Athira Pharma, Inc. (a)	16,877	64,976
Aurora Cannabis, Inc. (a)(b)	17,430	54,730
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	54,468	696,101
Avenue Therapeutics, Inc. (a)(b)	1,272	193
Axsome Therapeutics, Inc. (a)(b)	27,976	2,276,687
Belite Bio, Inc. ADR (a)(b)	6,700	309,875
Biofrontera, Inc. (a)(b)	546	457
Biote Corp. Class A (a)	19,805	117,840
Bright Green Corp. (a)(b)	101,908	25,395
Calcimedica, Inc. (a)	2,072	9,034
Calliditas Therapeutics AB ADR (a)(b)	5,831	128,224
Cara Therapeutics, Inc. (a)	34,753	29,547
Cardiol Therapeutics, Inc. (a)(b)	52,435	108,016
Cassava Sciences, Inc. (a)(b)	24,562	564,435
CinCor Pharma, Inc. rights (a)(c)	24,312	0
Citius Pharmaceuticals, Inc. (a)(b)	85,363	65,584
Clearside Biomedical, Inc. (a)(b)	38,079	53,311
Clever Leaves Holdings, Inc. (a)(b)	475	1,952
CNS Pharmaceuticals, Inc. (a)	1,358	376
Cocrystal Pharma, Inc. (a)	4,223	6,039
Cognition Therapeutics, Inc. (a)(b)	13,763	28,489
Collegium Pharmaceutical, Inc. (a)(b)	23,387	858,537
Context Therapeutics, Inc. (a)	2,231	2,543
Corcept Therapeutics, Inc. (a)	62,375	1,465,813
CorMedix, Inc. (a)(b)	27,731	98,168
Cronos Group, Inc. (a)(b)	260,717	542,291
Cumberland Pharmaceuticals, Inc. (a)	11,327	24,127
CymaBay Therapeutics, Inc. (a)	65,695	2,114,722
Dare Bioscience, Inc. (a)	29,994	17,217
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	13,906	13,906
Edgewise Therapeutics, Inc. (a)	54,480	889,658
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Enliven Therapeutics, Inc. (a)(b)	23,907	381,795
Enliven Therapeutics, Inc. rights (a)(c)	8,204	0
Enveric Biosciences, Inc. (a)(b)	96	139
Esperion Therapeutics, Inc. (a)(b)	79,504	199,555
Eton Pharmaceuticals, Inc. (a)(b)	19,371	86,201
Evoke Pharma, Inc. (a)	4,486	2,969
Evolus, Inc. (a)	33,214	492,564
Eyenovia, Inc. (a)	21,508	46,565
Eyepoint Pharmaceuticals, Inc. (a)(b)	27,727	754,452
Fulcrum Therapeutics, Inc. (a)	37,833	386,275
GH Research PLC (a)	32,540	288,955
Harmony Biosciences Holdings, Inc. (a)	34,616	1,111,174
Harmony Biosciences Holdings, Inc. rights (a)(c)	37,934	0
Harrow, Inc. (a)(b)	22,258	240,943
Hepion Pharmaceuticals, Inc. (a)(b)	2,007	5,961
High Tide, Inc. (a)(b)	46,134	80,735
Hoth Therapeutics, Inc. (a)(b)	1,988	2,445
HUTCHMED China Ltd. sponsored ADR (a)(b)	22,305	337,029
Ikena Oncology, Inc. (a)	27,112	38,770
Incannex Healthcare, Inc. (b)	3,174	17,235
Indivior PLC (a)	82,616	1,770,461
InMed Pharmaceuticals, Inc. (a)	556	231
Innoviva, Inc. (a)(b)	42,389	647,704
InterCure Ltd. (a)(b)	14,148	27,730
Intra-Cellular Therapies, Inc. (a)	56,704	3,942,062
Ipsen SA (a)(c)	103,469	1
Iterum Therapeutics PLC (a)(b)	6,139	7,612
Jaguar Health, Inc. (a)(b)	29,099	1,717
Jazz Pharmaceuticals PLC (a)	37,205	4,423,675
Journey Medical Corp. (a)	8,674	34,262
Landos Biopharma, Inc. (a)	2,305	14,406
Lexaria Bioscience Corp. (a)(b)	8,916	30,760
Ligand Pharmaceuticals, Inc.:
Class B (a)	11,014	873,961
General CVR (a)	1,518	8
Glucagon CVR (a)	1,518	5
rights (a)	1,518	4
TR Beta CVR (a)	1,518	206
Lipocine, Inc. (a)(b)	3,603	13,727
Liquidia Corp. (a)	38,378	543,432
Longboard Pharmaceuticals, Inc. (a)	20,139	446,683
Lyra Therapeutics, Inc. (a)	36,348	191,190
Marinus Pharmaceuticals, Inc. (a)(b)	32,898	312,531
MediWound Ltd. (a)	3,652	52,808
Milestone Pharmaceuticals, Inc. (a)(b)	17,576	29,528
Mind Medicine (MindMed), Inc. (a)(b)	34,366	196,402
Mira Pharmaceuticals, Inc. (b)	9,455	9,502
MyMD Pharmaceuticals, Inc. (a)(b)	903	3,097
Nektar Therapeutics (a)	92,025	65,338
Neumora Therapeutics, Inc. (b)	90,276	1,591,566
NGM Biopharmaceuticals, Inc. (a)	63,741	96,886
NLS Pharmaceutics Ltd. (a)(b)	14,362	5,458
Novartis AG rights (a)(c)	40,508	0
NRX Pharmaceuticals, Inc. (a)(b)	30,907	11,096
Nutriband, Inc. (a)	6,718	16,997
Ocular Therapeutix, Inc. (a)	63,531	639,122
Oculis Holding AG (b)	12,559	151,587
Ocuphire Pharma, Inc. (a)(b)	29,775	75,480
Omeros Corp. (a)(b)	40,138	180,621
Onconova Therapeutics, Inc. (a)(b)	33,198	26,193
Opiant Pharmaceuticals, Inc. rights (a)(c)	3,728	0
OptiNose, Inc. (a)	67,432	120,029
Oramed Pharmaceuticals, Inc. (a)(b)	25,455	83,747
Pacira Biosciences, Inc. (a)	26,424	785,321
PainReform Ltd. (a)	1,911	3,535
Palisade Bio, Inc. (a)(b)	1,306	525
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. rights (a)(c)	29,676	0
PaxMedica, Inc. (a)(b)	176	113
Petros Pharmaceuticals, Inc. (a)(b)	674	1,159
Pharvaris BV (a)	30,810	706,781
Phathom Pharmaceuticals, Inc. (a)(b)	34,172	365,640
Phibro Animal Health Corp. Class A (b)	16,621	214,910
Pliant Therapeutics, Inc. (a)	34,830	552,752
PolyPid Ltd. (a)(b)	418	2,257
Procaps Group SA (a)(b)	28,938	84,210
Processa Pharmaceuticals, Inc. (a)(b)	553	1,360
ProPhase Labs, Inc. (a)(b)	11,262	50,341
Pulmatrix, Inc. (a)	2,220	4,351
Purple Biotech Ltd. ADR (a)(b)	12,666	10,695
Qilian International Holding Group Ltd.	23,641	9,480
Rani Therapeutics Holdings, Inc. (a)(b)	14,915	55,782
RedHill Biopharma Ltd. sponsored ADR (a)	1,040	640
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	46,008
Relmada Therapeutics, Inc. (a)(b)	17,730	108,596
Revance Therapeutics, Inc. (a)(b)	51,942	370,866
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	17,822	67,902
Royalty Pharma PLC	264,165	8,014,766
Sanofi SA sponsored ADR	168,562	8,065,692
Satsuma Pharmaceuticals, Inc. rights (a)(c)	19,951	0
Scilex Holding Co. (a)(j)	39,285	84,718
Scilex Holding Co. (a)(b)	89,864	203,991
scPharmaceuticals, Inc. (a)(b)	19,226	115,741
SCYNEXIS, Inc. (a)(b)	18,298	29,643
Seelos Therapeutics, Inc. (a)(b)	2,823	3,642
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)	131	118
SIGA Technologies, Inc. (b)	42,115	219,419
Sol-Gel Technologies Ltd. (a)	13,406	15,417
Sonoma Pharmaceuticals, Inc. (a)(b)	4,975	731
Structure Therapeutics, Inc. ADR	22,194	900,411
Supernus Pharmaceuticals, Inc. (a)	32,482	964,715
Talphera, Inc. (a)(b)	16,366	22,258
Tarsus Pharmaceuticals, Inc. (a)(b)	20,508	783,816
Terns Pharmaceuticals, Inc. (a)	41,109	300,918
TFF Pharmaceuticals, Inc. (a)	426	2,594
TherapeuticsMD, Inc. (a)(b)	2,275	5,460
Theravance Biopharma, Inc. (a)(b)	43,005	407,257
Third Harmonics Bio, Inc. (a)	25,979	263,427
Tilray Brands, Inc. Class 2 (a)(b)	433,143	749,337
Titan Pharmaceuticals, Inc. (a)(b)	963	7,280
Trevi Therapeutics, Inc. (a)	32,955	96,229
Universe Pharmaceuticals, Inc. (a)(b)	1,468	2,819
Ventyx Biosciences, Inc. (a)(b)	34,186	242,037
Verona Pharma PLC ADR (a)(b)	40,048	689,627
Verrica Pharmaceuticals, Inc. (a)(b)	22,312	117,584
Viatris, Inc.	705,788	8,730,598
Virpax Pharmaceuticals, Inc. (a)	6,419	1,959
Vyne Therapeutics, Inc. (a)(b)	4,199	9,364
WAVE Life Sciences (a)	66,780	321,212
Xeris Biopharma Holdings, Inc. (a)(b)	76,277	234,552
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zevra Therapeutics, Inc. (a)(b)	18,495	124,656
		95,269,872
TOTAL HEALTH CARE		1,108,387,551
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)(b)	16,314	20,393
AeroVironment, Inc. (a)	16,074	2,038,022
AerSale Corp. (a)	32,388	286,310
Aerwins Technology, Inc. Class A (a)(b)	2,112	200
Astra Space, Inc. Class A (a)(b)	7,164	9,815
Astronics Corp. (a)	16,983	325,564
Axon Enterprise, Inc. (a)	44,239	13,597,741
Byrna Technologies, Inc. (a)(b)	14,709	176,067
Draganfly, Inc. (a)(b)	18,003	3,736
EHang Holdings Ltd. ADR (a)(b)	23,701	255,734
Elbit Systems Ltd.	26,401	5,896,399
Innovative Solutions & Support, Inc. (a)	6,779	55,113
Intuitive Machines, Inc. Class A (a)(b)	37,401	225,528
Kratos Defense & Security Solutions, Inc. (a)	73,854	1,347,097
Leonardo DRS, Inc. (a)	158,349	3,596,106
Lilium NV (a)(b)	306,829	294,218
Mercury Systems, Inc. (a)	33,713	1,007,007
Momentus, Inc. Class A (a)	702	530
New Horizon Aircraft Ltd. Class A (b)	7,483	9,354
Rocket Lab U.S.A., Inc. Class A (a)(b)	287,516	1,318,261
Satellogic, Inc. Class A (a)(b)	49,366	74,049
TAT Technologies Ltd. (a)(b)	4,899	66,822
VirTra, Inc. (a)(b)	5,587	54,362
Woodward, Inc.	34,664	4,904,609
		35,563,037
Air Freight & Logistics - 0.0%
Addentax Group Corp. (a)(b)	1,498	1,498
Air T, Inc. (a)(b)	1,316	22,925
Air Transport Services Group, Inc. (a)	43,309	522,740
C.H. Robinson Worldwide, Inc.	68,622	5,083,518
Forward Air Corp.	15,781	585,949
Freight Technologies, Inc. (a)(b)	76	119
Freightos Ltd. (a)	13,290	33,624
Hub Group, Inc. Class A	37,476	1,593,854
Jayud Global Logistics Ltd. (b)	3,012	3,193
Shengfeng Development Ltd. (b)	24,338	41,861
		7,889,281
Building Products - 0.1%
AAON, Inc.	48,093	4,038,850
American Woodmark Corp. (a)	9,242	926,418
Apogee Enterprises, Inc.	11,983	685,547
Applied UV, Inc. (a)	35	62
Caesarstone Sdot-Yam Ltd. (a)	30,851	136,361
Captivision, Inc. (b)	16,349	99,729
CSW Industrials, Inc.	8,846	2,038,030
Gibraltar Industries, Inc. (a)	18,047	1,397,740
Intelligent Living Application Group, Inc. (a)(b)	8,624	4,184
UFP Industries, Inc.	36,425	4,175,398
View, Inc. Class A (a)(b)	1,958	3,192
		13,505,511
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	79,373	1,408,871
Aqua Metals, Inc. (a)	56,777	27,196
Bitcoin Depot, Inc. Class A (a)(b)	27,965	67,116
Bridger Aerospace Group Holdings, Inc. (a)(b)	30,894	154,470
Casella Waste Systems, Inc. Class A (a)	33,055	2,978,256
CECO Environmental Corp. (a)	21,695	491,392
Cimpress PLC (a)	15,644	1,533,268
Cintas Corp.	60,258	37,878,781
Copart, Inc.	566,536	30,111,388
Driven Brands Holdings, Inc. (a)	97,260	1,341,215
ESGL Holdings Ltd. (b)	33,157	14,954
Fuel Tech, Inc. (a)	7,428	8,097
Greenwave Technology Solutions, Inc. (a)(b)	7,560	5,365
Guardforce AI Co. Ltd. (a)(b)	3,673	13,113
Healthcare Services Group, Inc. (a)	46,535	593,787
Interface, Inc.	29,819	468,755
Knightscope, Inc. Class A (a)(b)	55,677	29,036
LanzaTech Global, Inc. (a)(b)	116,696	375,761
Liquidity Services, Inc. (a)	22,490	403,246
Matthews International Corp. Class A	18,239	527,837
Millerknoll, Inc.	44,488	1,359,108
Odyssey Marine Exploration, Inc. (a)	6,411	29,619
Performant Financial Corp. (a)	50,127	145,870
Perma-Fix Environmental Services, Inc. (a)	12,224	96,936
Planet Image International Ltd.	8,352	23,052
Primech Holdings Ltd. (b)	16,381	46,686
Quest Resource Holding Corp. (a)	9,647	67,818
Quhuo Ltd. ADR (a)(b)	348	407
Royalty Management Holding Corp. Class A (a)(b)	4,303	7,530
Sentage Holdings, Inc. (a)(b)	347	885
Smart Powerr Corp. (a)(b)	2,863	4,724
SP Plus Corp. (a)	13,740	706,373
Stericycle, Inc. (a)	54,054	2,939,997
SU Group Holdings Ltd.	4,000	12,680
Tetra Tech, Inc.	31,337	5,556,677
TOMI Environmental Solutions, Inc. (a)	8,765	6,752
Virco Manufacturing Co. (b)	6,398	67,435
VSE Corp.	8,725	646,523
		90,150,976
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	8,337	271,536
Capitalworks Emerging Markets Acquisition Corp. (a)	3,729	40,646
Concrete Pumping Holdings, Inc. (a)	28,584	234,103
Construction Partners, Inc. Class A (a)	27,271	1,311,190
Great Lakes Dredge & Dock Corp. (a)	36,779	328,804
IES Holdings, Inc. (a)	12,555	1,380,046
iSun, Inc. (a)(b)	10,234	1,848
Limbach Holdings, Inc. (a)	7,815	384,811
Matrix Service Co. (a)	16,544	195,219
MYR Group, Inc. (a)	9,722	1,579,436
Northwest Pipe Co. (a)	7,033	209,794
Safe & Green Holdings Corp. (a)	5,721	1,665
Shimmick Corp.	6,917	41,779
Sterling Construction Co., Inc. (a)	19,598	2,089,931
Wang & Lee Group, Inc. (b)	6,135	5,037
Willscot Mobile Mini Holdings (a)	116,442	5,560,106
		13,635,951
Electrical Equipment - 0.1%
374Water, Inc. (a)(b)	73,099	97,222
ADS-TEC Energy PLC (a)(b)	23,775	261,287
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	5,300
Allient, Inc.	8,863	251,886
American Superconductor Corp. (a)(b)	23,972	322,423
Array Technologies, Inc. (a)(b)	89,466	1,220,316
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	139,879
Ballard Power Systems, Inc. (a)(b)	166,910	524,097
Beam Global (a)(b)	9,641	67,487
Blink Charging Co. (a)(b)	33,249	105,732
Broadwind, Inc. (a)	19,856	49,243
CBAK Energy Technology, Inc. (a)(b)	60,126	60,126
Complete Solaria, Inc. Class A (a)(b)	18,690	19,811
Dragonfly Energy Holdings Corp. (a)	42,928	28,161
Electrovaya, Inc. (a)(b)	14,709	59,719
Encore Wire Corp.	10,374	2,500,134
Energous Corp. (a)(b)	4,471	9,389
Energy Focus, Inc. (a)(b)	588	1,158
Enovix Corp. (a)(b)	96,683	942,659
Eos Energy Enterprises, Inc. (a)(b)	107,080	101,962
Expion360, Inc. (a)(b)	4,086	16,017
Fluence Energy, Inc. (a)	70,528	1,078,373
Flux Power Holdings, Inc. (a)	15,492	71,418
FTC Solar, Inc. (a)(b)	62,852	32,180
FuelCell Energy, Inc. (a)(b)	268,531	319,552
Fusion Fuel Green PLC Class A (a)(b)	4,794	7,527
Ideal Power, Inc. (a)(b)	6,424	72,720
LSI Industries, Inc.	20,975	302,669
NeoVolta, Inc. (a)	17,863	22,507
Nextracker, Inc. Class A	80,889	4,549,197
Noco-Noco, Inc. (b)	107,711	21,639
Nuvve Holding Corp. (a)(b)	412	367
Orion Energy Systems, Inc. (a)(b)	14,347	13,486
Pineapple Energy, Inc. (a)	1,083	74
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)	13,099	64,316
Plug Power, Inc. (a)(b)	354,369	1,250,923
Polar Power, Inc. (a)(b)	8,285	3,165
Powell Industries, Inc.	8,920	1,652,341
Preformed Line Products Co.	3,549	487,917
Shoals Technologies Group, Inc. (a)	99,945	1,282,294
SKYX Platforms Corp. (a)(b)	66,251	85,464
SunPower Corp. (a)(b)	101,446	315,497
Sunrun, Inc. (a)(b)	128,050	1,541,722
Tigo Energy, Inc. (a)(b)	36,669	49,503
TPI Composites, Inc. (a)(b)	28,086	78,360
Tritium DCFC Ltd. (a)(b)	153,712	21,827
Ultralife Corp. (a)	11,042	99,820
Vicor Corp. (a)	19,136	712,625
		20,921,491
Ground Transportation - 0.8%
ArcBest Corp.	13,772	1,967,468
Avis Budget Group, Inc. (b)	22,499	2,430,792
Covenant Transport Group, Inc. Class A	6,293	306,343
CSX Corp.	1,171,528	44,447,772
Daseke, Inc. (a)	34,313	283,082
FTAI Infrastructure LLC	51,543	236,067
Grab Holdings Ltd. (a)	2,246,791	6,897,648
Heartland Express, Inc.	44,050	562,959
Hertz Global Holdings, Inc. (a)(b)	182,280	1,430,898
J.B. Hunt Transport Services, Inc.	60,881	12,560,359
Landstar System, Inc.	20,839	3,963,578
Lyft, Inc. (a)	225,929	3,587,753
Marten Transport Ltd.	47,473	894,866
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	1,261
Old Dominion Freight Lines, Inc.	64,605	28,586,420
P.A.M. Transportation Services, Inc. (a)	14,004	259,354
Saia, Inc. (a)	15,635	8,996,379
Swvl Holdings Corp. Class A (a)(b)	5,907	27,704
Universal Logistics Holdings, Inc.	15,728	532,078
Werner Enterprises, Inc.	37,001	1,485,220
Zoomcar Holdings, Inc. Class A (a)(b)	29,002	40,023
		119,498,024
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	389,888	77,482,442
Icahn Enterprises LP	243,461	4,871,655
		82,354,097
Machinery - 0.4%
Astec Industries, Inc.	13,267	538,640
Blue Bird Corp. (a)	20,738	701,774
ClearSign Combustion Corp. (a)(b)	16,057	20,553
Columbus McKinnon Corp. (NY Shares)	15,878	663,224
Commercial Vehicle Group, Inc. (a)	21,200	138,648
Eastern Co.	4,547	113,448
Energy Recovery, Inc. (a)	35,074	548,207
Franklin Electric Co., Inc.	26,459	2,750,678
FreightCar America, Inc. (a)	32,845	101,491
Greenland Technologies Holding Corp. (a)(b)	13,703	43,164
GreenPower Motor Co., Inc. (a)(b)	11,083	23,607
Hillman Solutions Corp. Class A (a)	115,474	1,124,717
Hurco Companies, Inc.	4,416	114,065
Hydrofarm Holdings Group, Inc. (a)(b)	45,713	41,274
Hyzon Motors, Inc. Class A (a)(b)	149,620	94,291
Ideanomics, Inc. (a)(b)	6,402	10,115
JE Cleantech Holdings Ltd. (a)(b)	2,500	2,000
Kornit Digital Ltd. (a)(b)	28,809	518,274
L.B. Foster Co. Class A (a)	6,787	161,056
Laser Photonics Corp. (a)(b)	2,853	4,137
Lincoln Electric Holdings, Inc.	33,176	8,512,962
LiqTech International, Inc. (a)(b)	1,854	5,710
Manitex International, Inc. (a)	14,236	97,374
Microvast Holdings, Inc. (a)(b)	193,484	166,454
Middleby Corp. (a)	31,071	4,727,763
Nauticus Robotics, Inc. (a)	36,330	10,176
Nikola Corp. (a)(b)	674,990	502,328
NN, Inc. (a)(b)	27,788	130,048
Nordson Corp.	33,342	8,857,302
Nxu, Inc. (b)	3,491	2,790
Omega Flex, Inc. (b)	6,379	444,297
PACCAR, Inc.	308,591	34,219,656
Park-Ohio Holdings Corp.	8,241	221,353
Perma-Pipe International Holdings, Inc. (a)	5,390	41,341
Richtech Robotics, Inc. (b)	7,926	13,236
Sarcos Technology and Robotics Corp. Class A (a)(b)	16,071	22,660
Shyft Group, Inc. (The)	20,942	215,912
Stratasys Ltd. (a)(b)	47,386	585,217
Symbotic, Inc. (a)(b)	50,207	1,978,156
Taylor Devices, Inc. (a)	1,759	62,110
Twin Disc, Inc.	9,749	151,987
Urban-Gro, Inc. (a)(b)	11,915	27,047
Vicinity Motor Corp. (a)(b)	64,732	46,937
voxeljet AG ADR (a)	2,769	2,963
Westport Fuel Systems, Inc. (a)(b)	9,072	55,793
Xos, Inc. Class A (a)(b)	3,261	29,610
		68,844,545
Marine Transportation - 0.0%
C3is, Inc.	1,292	134
Capital Product Partners LP	9,793	170,398
Caravelle International Group (a)	20,088	10,598
Castor Maritime, Inc. (a)(b)	82,355	37,060
EuroDry Ltd. (a)	3,499	76,978
Euroseas Ltd.	5,072	197,301
Golden Ocean Group Ltd. (b)	119,404	1,536,729
Grindrod Shipping Holdings Ltd. (b)	12,092	108,344
Pangaea Logistics Solutions Ltd.	29,549	247,621
Performance Shipping, Inc. (a)	4,386	8,114
Pyxis Tankers, Inc. (a)(b)	10,640	45,965
Seanergy Martime Holdings Corp.	13,115	107,281
Star Bulk Carriers Corp. (b)	62,554	1,493,164
Toro Corp. (a)(b)	11,890	73,124
United Maritime Corp. (b)	608	1,629
		4,114,440
Passenger Airlines - 0.2%
Allegiant Travel Co.	10,764	783,404
American Airlines Group, Inc. (a)	383,095	6,006,930
Blade Air Mobility, Inc. (a)(b)	44,231	140,655
Frontier Group Holdings, Inc. (a)(b)	126,765	879,749
Hawaiian Holdings, Inc. (a)	31,196	440,176
Jet.Ai, Inc. Class A (a)(b)	7,561	7,522
JetBlue Airways Corp. (a)	189,443	1,227,591
Mesa Air Group, Inc. (a)(b)	19,225	17,181
Ryanair Holdings PLC sponsored ADR (b)	57,896	8,004,122
SkyWest, Inc. (a)	26,067	1,674,023
Sun Country Airlines Holdings, Inc. (a)	31,435	471,525
United Airlines Holdings, Inc. (a)	193,413	8,798,357
		28,451,235
Professional Services - 1.0%
Aeries Technology, Inc. Class A (a)(b)	4,766	11,343
Asure Software, Inc. (a)	16,724	155,868
Automatic Data Processing, Inc.	244,302	61,351,561
Barrett Business Services, Inc.	3,985	486,130
Concentrix Corp.	39,453	2,858,370
Conduent, Inc. (a)	127,004	436,894
CRA International, Inc.	4,701	623,071
CSG Systems International, Inc.	17,738	967,785
DLH Holdings Corp. (a)	6,805	101,667
Exela Technologies, Inc. (a)(b)	2,838	6,329
ExlService Holdings, Inc. (a)	97,756	3,042,167
Exponent, Inc.	29,706	2,402,918
Falcon's Beyond Global, Inc. Class A (b)	2,050	21,566
First Advantage Corp.	84,804	1,328,031
Forrester Research, Inc. (a)	10,756	216,949
Headhunter Group PLC ADR (a)(c)	16,914	46,036
Heidrick & Struggles International, Inc.	10,143	344,862
Hirequest, Inc. (b)	8,515	114,101
Hudson Global, Inc. (a)	1,914	27,064
Huron Consulting Group, Inc. (a)	11,971	1,174,714
IBEX Ltd. (a)	11,244	179,454
ICF International, Inc.	10,644	1,648,223
Innodata, Inc. (a)(b)	20,914	154,764
Kelly Services, Inc. Class A (non-vtg.)	24,091	590,952
Kforce, Inc.	11,333	789,230
LegalZoom.com, Inc. (a)	111,440	1,381,856
NV5 Global, Inc. (a)	9,219	937,664
Paychex, Inc.	214,244	26,270,599
Paycor HCM, Inc. (a)(b)	105,075	2,219,184
Paylocity Holding Corp. (a)	33,286	5,612,352
Professional Diversity Network, Inc. (a)	5,982	12,443
RCM Technologies, Inc. (a)	6,964	192,206
Recruiter.com Group, Inc. (a)(b)	514	1,007
Resources Connection, Inc. (b)	22,136	306,141
ShiftPixy, Inc. (a)(b)	1,877	8,109
SS&C Technologies Holdings, Inc.	148,837	9,489,847
Steel Connect, Inc. (a)	3,467	28,984
Sterling Check Corp. (a)(b)	57,207	896,434
Sunrise New Energy Co. Ltd. (a)(b)	8,860	7,531
TaskUs, Inc. (a)	15,596	207,895
Ttec Holdings, Inc.	27,729	483,871
Upwork, Inc. (a)	78,379	1,026,765
VCI Global Ltd. (b)	23,757	24,945
Verisk Analytics, Inc.	85,598	20,706,156
Verra Mobility Corp. (a)	96,157	2,078,914
Where Food Comes From, Inc. (a)(b)	2,480	31,174
Willdan Group, Inc. (a)	9,418	196,648
		151,200,774
Trading Companies & Distributors - 0.3%
Baiyu Holdings, Inc. (a)	2,653	3,688
Beacon Roofing Supply, Inc. (a)	37,391	3,211,513
BioNexus Gene Lab Corp. (b)	23,681	13,309
Distribution Solutions Group I (a)	28,004	879,606
DXP Enterprises, Inc. (a)	11,146	395,906
Euro Tech Holdings Co. Ltd. (a)(b)	4,600	6,394
Fastenal Co.	337,054	24,608,313
FTAI Aviation Ltd.	59,064	3,324,713
H&E Equipment Services, Inc.	21,524	1,215,891
Hudson Technologies, Inc. (a)	27,687	405,615
iPower, Inc. (a)(b)	20,826	15,203
Karat Packaging, Inc.	11,546	341,646
Lavoro Ltd. Class A (b)	3,635	25,627
McGrath RentCorp.	13,965	1,738,363
Rush Enterprises, Inc.:
Class A	38,571	1,878,408
Class B (b)	10,059	507,275
Simpple Ltd. (b)	3,758	11,650
Titan Machinery, Inc. (a)	14,063	354,809
Transcat, Inc. (a)	4,916	516,967
Willis Lease Finance Corp. (a)	3,626	173,758
Xometry, Inc. (a)(b)	26,665	521,567
		40,150,221
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,932	204,009
Singularity Future Technology Ltd. (a)(b)	1,126	2,331
		206,340
TOTAL INDUSTRIALS		676,485,923
INFORMATION TECHNOLOGY - 48.3%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	42,564	242,189
Applied Optoelectronics, Inc. (a)(b)	22,316	356,610
AudioCodes Ltd. (b)	17,801	242,094
Aviat Networks, Inc. (a)	6,448	228,840
CalAmp Corp. (a)	794	2,326
Cambium Networks Corp. (a)	14,493	61,595
Casa Systems, Inc. (a)	46,171	18,468
Ceragon Networks Ltd. (a)	40,973	124,968
Cisco Systems, Inc.	2,407,719	116,461,368
Clearfield, Inc. (a)(b)	8,734	263,505
ClearOne, Inc.	21,126	19,406
CommScope Holding Co., Inc. (a)	134,014	156,126
Comtech Telecommunications Corp.	13,728	92,801
Digi International, Inc. (a)	20,401	603,054
DZS, Inc. (a)	49,902	73,356
EMCORE Corp. (a)(b)	54,942	23,197
Ericsson (B Shares) sponsored ADR (b)	184,390	1,003,082
Extreme Networks, Inc. (a)	79,444	1,004,172
F5, Inc. (a)	34,762	6,508,142
Franklin Wireless Corp. (a)	9,420	27,130
Genasys, Inc. (a)(b)	24,598	48,704
Gilat Satellite Networks Ltd. (a)(b)	28,654	167,053
Harmonic, Inc. (a)	62,972	826,822
Infinera Corp. (a)(b)	138,900	697,278
Inseego Corp. (a)(b)	5,252	15,966
Ituran Location & Control Ltd.	10,985	286,928
KVH Industries, Inc. (a)	10,763	51,124
Lantronix, Inc. (a)	19,523	79,068
Lumentum Holdings, Inc. (a)	40,619	1,968,803
Minim, Inc. (a)	566	2,434
NETGEAR, Inc. (a)	18,625	279,189
NetScout Systems, Inc. (a)	41,313	894,426
Ondas Holdings, Inc. (a)(b)	32,072	40,731
Ribbon Communications, Inc. (a)	100,851	301,544
Silicom Ltd. (a)(b)	4,848	73,884
UTStarcom Holdings Corp. (a)(b)	12,236	36,341
ViaSat, Inc. (a)(b)	73,519	1,438,767
Viavi Solutions, Inc. (a)	125,363	1,197,217
Vislink Technologies, Inc. (a)(b)	1,268	4,286
		135,922,994
Electronic Equipment, Instruments & Components - 0.5%
908 Devices, Inc. (a)(b)	25,319	186,095
Advanced Energy Industries, Inc.	21,881	2,214,357
AEye, Inc. Class A (a)(b)	3,104	4,873
Airgain, Inc. (a)	4,073	15,925
Akoustis Technologies, Inc. (a)(b)	42,555	26,461
Alpine 4 Holdings, Inc. (a)(b)	12,412	10,302
Arbe Robotics Ltd. (a)(b)	35,246	70,140
Astrotech Corp. (a)	1,228	9,824
Avnet, Inc.	53,317	2,484,039
Bel Fuse, Inc.:
Class A	1,737	103,352
Class B (non-vtg.) (b)	6,730	349,758
CCSC Technology International Holdings Ltd. (b)	6,233	18,076
CDW Corp.	78,785	19,397,655
Cemtrex, Inc. (a)(b)	862	3,172
Cepton, Inc. (a)(b)	8,109	21,246
Climb Global Solutions, Inc.	3,243	220,427
Coda Octopus Group, Inc. (a)(b)	4,103	24,331
Cognex Corp.	100,105	3,949,142
CPS Technologies Corp. (a)	4,893	11,499
Daktronics, Inc. (a)	31,984	277,621
Data I/O Corp. (a)	15,054	54,194
Deswell Industries, Inc.	1,758	3,964
Digital Ally, Inc. (a)(b)	1,160	2,610
Eltek Ltd. (b)	4,564	63,805
ePlus, Inc. (a)	15,170	1,249,856
Evolv Technologies Holdings, Inc. (a)(b)	95,866	457,281
FARO Technologies, Inc. (a)	11,137	249,357
Flex Ltd. (a)	261,486	7,360,831
Focus Universal, Inc.	37,564	15,777
Frequency Electronics, Inc. (a)	5,274	56,590
Hollysys Automation Technologies Ltd. (a)(b)	35,748	915,864
Iczoom Group, Inc. (b)	6,798	58,259
Identiv, Inc. (a)	10,328	88,821
Innoviz Technologies Ltd. (a)(b)	78,745	125,205
Insight Enterprises, Inc. (a)(b)	20,939	3,936,532
Integrated Media Technology Ltd. (a)	382	1,005
Interlink Electronics, Inc. (a)	2,544	28,264
IPG Photonics Corp. (a)	27,488	2,373,589
Iteris, Inc. (a)	26,903	140,434
Itron, Inc. (a)	25,788	2,390,032
KEY Tronic Corp. (a)	6,057	28,226
Kimball Electronics, Inc. (a)	15,945	358,922
LightPath Technologies, Inc. Class A (a)	12,016	18,024
Lightwave Logic, Inc. (a)(b)	67,350	283,544
Littelfuse, Inc.	14,528	3,461,151
Luna Innovations, Inc. (a)(b)	21,826	147,980
MicroVision, Inc. (a)(b)	102,841	242,705
Movella Holdings, Inc. (a)	28,828	10,424
MultiSensor AI Holdings, Inc. (a)(b)	7,111	19,413
Napco Security Technologies, Inc.	23,668	1,065,770
Nayax Ltd. (a)	18,600	489,366
Neonode, Inc. (a)(b)	7,662	11,493
nLIGHT, Inc. (a)	33,320	440,824
Novanta, Inc. (a)	20,963	3,625,341
Novonix Ltd. ADR (a)(b)	5,291	11,640
OSI Systems, Inc. (a)	9,960	1,306,553
PC Connection, Inc.	15,743	1,045,020
Plexus Corp. (a)	16,563	1,563,547
Powerfleet, Inc. (a)(b)	19,674	62,367
Presto Automation, Inc. (a)(b)	30,870	9,672
Rail Vision Ltd. (a)	1,612	4,610
Red Cat Holdings, Inc. (a)(b)	30,119	22,026
Research Frontiers, Inc. (a)(b)	10,936	10,717
RF Industries Ltd. (a)	2,448	8,054
Richardson Electronics Ltd. (b)	7,825	68,782
Sanmina Corp. (a)	32,087	2,027,898
SaverOne 2014 Ltd. ADR (a)(b)	31,479	40,293
ScanSource, Inc. (a)	13,234	572,106
Semilux International Ltd.	2,533	2,027
Senstar Technologies Ltd. (a)	12,188	13,772
Sigmatron International, Inc. (a)(b)	1,613	5,758
SMX Security Matters PLC (b)	160	32
Sobr Safe, Inc. (a)(b)	5,319	3,306
Sono-Tek Corp. (a)	2,629	14,197
Spectaire Holdings, Inc. Class A (a)(b)	6,893	9,443
Supercom Ltd. (a)	894	153
Syntec Optics Holdings, Inc. Class A (a)(b)	19,932	93,282
Trimble, Inc. (a)	146,116	8,940,838
TROOPS, Inc. (a)(b)	52,367	92,690
TTM Technologies, Inc. (a)	56,839	844,059
Vuzix Corp. (a)(b)	34,442	58,207
Wrap Technologies, Inc. (a)(b)	38,058	138,151
Zebra Technologies Corp. Class A (a)	30,297	8,467,406
		84,610,354
IT Services - 0.6%
Akamai Technologies, Inc. (a)	88,885	9,859,124
Alpha Technology Group Ltd. (b)	8,496	42,055
Amdocs Ltd.	71,440	6,515,328
Applied Digital Corp. (a)(b)	69,810	289,712
ARB IOT Group Ltd.	3,495	5,382
Backblaze, Inc. Class A (a)(b)	21,047	223,519
BigCommerce Holdings, Inc. (a)	45,276	350,889
Brightcove, Inc. (a)	26,601	58,921
Ciso Global, Inc. (a)(b)	150,235	17,097
CLPS, Inc.	5,050	5,151
Cognizant Technology Solutions Corp. Class A	297,550	23,512,401
Core Scientific, Inc. (b)	108,081	406,385
Couchbase, Inc. (a)	27,654	776,524
Crexendo, Inc.	15,416	85,559
CSP, Inc. (b)	4,293	209,069
Data Storage Corp. (a)(b)	23,206	96,537
Edgio, Inc. (a)(b)	141,895	31,813
Formula Systems (1985) Ltd. ADR (b)	193	14,822
GDS Holdings Ltd. ADR (a)(b)	50,584	345,489
Grid Dynamics Holdings, Inc. (a)	50,285	678,345
Hackett Group, Inc. (b)	16,264	402,046
Hitek Global, Inc. (b)	15,178	24,588
Hub Cyber Security Ltd. (a)(b)	8,784	12,122
Information Services Group, Inc.	29,143	126,189
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	57,122	163,940
Microalgo, Inc. (a)(b)	34,421	19,455
MongoDB, Inc. Class A (a)	42,189	18,882,953
Okta, Inc. (a)	92,781	9,955,401
Perficient, Inc. (a)	20,734	1,345,015
Rackspace Technology, Inc. (a)(b)	141,850	299,304
Research Solutions, Inc. (a)	4,834	15,082
Taoping, Inc. (a)	374	486
The Glimpse Group, Inc. (a)	3,147	4,846
Thoughtworks Holding, Inc. (a)	191,659	597,976
Tucows, Inc. (a)(b)	6,556	123,908
VeriSign, Inc. (a)	60,733	11,860,548
Vnet Group, Inc. ADR (a)(b)	87,135	135,059
WaveDancer, Inc. (a)(b)	217	460
Wix.com Ltd. (a)	33,799	4,737,944
		92,231,444
Semiconductors & Semiconductor Equipment - 17.4%
ACM Research, Inc. (a)	31,843	984,586
Advanced Micro Devices, Inc. (a)	956,794	184,211,549
AEHR Test Systems (a)(b)	17,343	282,171
Allegro MicroSystems LLC (a)	114,690	3,611,588
Alpha & Omega Semiconductor Ltd. (a)	15,313	335,355
Ambarella, Inc. (a)	23,122	1,291,364
Amkor Technology, Inc.	146,179	4,534,473
Amtech Systems, Inc. (a)	9,588	46,118
Analog Devices, Inc.	294,549	56,500,389
Applied Materials, Inc.	495,603	99,923,477
Arm Holdings Ltd. ADR (b)	60,886	8,587,361
ASML Holding NV (depository receipt)	52,118	49,599,658
Atomera, Inc. (a)(b)	13,904	87,595
Axcelis Technologies, Inc. (a)	19,555	2,203,262
AXT, Inc. (a)	21,623	92,763
Broadcom, Inc.	276,718	359,868,992
Camtek Ltd. (a)(b)	26,420	2,102,768
Canadian Solar, Inc. (a)(b)	37,604	793,068
CEVA, Inc. (a)	13,121	297,059
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,248	91,236
Cirrus Logic, Inc. (a)	32,551	2,988,833
Cohu, Inc. (a)	27,624	887,559
Credo Technology Group Holding Ltd. (a)	94,029	2,025,385
CVD Equipment Corp. (a)	4,263	20,335
Diodes, Inc. (a)	27,030	1,837,499
Enphase Energy, Inc. (a)	80,864	10,270,537
Entegris, Inc.	88,734	11,922,300
Everspin Technologies, Inc. (a)(b)	13,033	105,567
First Solar, Inc. (a)	63,233	9,730,926
FormFactor, Inc. (a)	45,002	1,936,436
GlobalFoundries, Inc. (a)(b)	325,785	17,810,666
GSI Technology, Inc. (a)(b)	15,609	64,933
Himax Technologies, Inc. sponsored ADR (b)	60,907	335,598
Ichor Holdings Ltd. (a)	16,781	718,227
Impinj, Inc. (a)	15,788	1,724,365
indie Semiconductor, Inc. (a)(b)	94,906	587,468
Intel Corp.	2,496,992	107,495,506
KLA Corp.	80,494	54,921,056
Kopin Corp. (a)	58,527	153,341
Kulicke & Soffa Industries, Inc.	33,199	1,580,936
Lam Research Corp.	78,022	73,204,142
Lattice Semiconductor Corp. (a)	81,608	6,251,989
MACOM Technology Solutions Holdings, Inc. (a)	42,511	3,754,997
Marvell Technology, Inc.	510,686	36,595,759
Maxeon Solar Technologies Ltd. (a)(b)	30,300	121,503
MaxLinear, Inc. Class A (a)	47,132	916,246
Meta Materials, Inc. (a)(b)	3,685	10,944
Microchip Technology, Inc.	320,803	26,992,364
Micron Technology, Inc.	653,301	59,195,604
MKS Instruments, Inc.	39,355	4,831,220
Mobix Labs, Inc. (a)(b)	6,535	17,448
Monolithic Power Systems, Inc.	28,370	20,427,535
Navitas Semiconductor Corp. (a)	102,469	629,160
Nova Ltd. (a)(b)	16,736	2,902,859
NVE Corp.	2,614	218,504
NVIDIA Corp.	1,463,446	1,157,761,400
NXP Semiconductors NV	152,786	38,155,248
ON Semiconductor Corp. (a)	254,955	20,121,049
PDF Solutions, Inc. (a)	23,680	804,883
Peraso, Inc. (a)(b)	508	803
Photronics, Inc. (a)	36,838	1,060,566
Pixelworks, Inc. (a)	37,111	98,344
POET Technologies, Inc. (a)	6,513	8,988
Power Integrations, Inc.	33,678	2,406,630
Qorvo, Inc. (a)	57,356	6,570,130
Qualcomm, Inc.	659,714	104,096,272
QuickLogic Corp. (a)(b)	8,417	125,582
Rambus, Inc. (a)	64,308	3,809,606
Rigetti Computing, Inc. Class A (a)(b)	83,718	157,390
SEALSQ Corp. (b)	9,346	16,916
SemiLEDs Corp. (a)	4,500	7,380
Semtech Corp. (a)	38,569	817,663
Silicon Laboratories, Inc. (a)	19,443	2,674,190
Silicon Motion Tech Corp. sponsored ADR (b)	19,713	1,395,483
SiTime Corp. (a)	13,329	1,232,933
SkyWater Technology, Inc. (a)(b)	27,327	315,900
Skyworks Solutions, Inc.	94,778	9,944,108
SMART Global Holdings, Inc. (a)	28,791	612,385
SolarEdge Technologies, Inc. (a)	33,531	2,252,277
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	7,395
Synaptics, Inc. (a)	23,227	2,325,023
Teradyne, Inc.	90,428	9,367,437
Texas Instruments, Inc.	538,755	90,149,874
Tower Semiconductor Ltd. (a)	64,479	2,120,070
Transphorm, Inc. (a)	34,889	167,816
Ultra Clean Holdings, Inc. (a)	25,361	1,095,595
Universal Display Corp.	27,996	4,883,062
Veeco Instruments, Inc. (a)	30,926	1,119,830
WISeKey International Holding Ltd. ADR (a)(b)	278	698
		2,704,315,505
Software - 17.7%
8x8, Inc. (a)	70,470	199,430
Abits Group, Inc. (a)(b)	15,637	15,371
ACI Worldwide, Inc. (a)	65,286	2,148,562
Adeia, Inc.	62,146	704,736
Adobe, Inc. (a)	269,743	151,131,608
Agilysys, Inc. (a)	16,074	1,250,557
Agora, Inc. ADR (a)	52,617	137,857
Airship AI Holdings, Inc. Class A (a)	22,232	34,015
Alarm.com Holdings, Inc. (a)(b)	29,327	2,219,761
Alarum Technologies Ltd. ADR (a)(b)	2,487	43,523
Alkami Technology, Inc. (a)	55,658	1,388,667
Allot Ltd. (a)(b)	21,262	45,501
Altair Engineering, Inc. Class A (a)	32,341	2,751,572
American Software, Inc. Class A	20,292	227,676
Amplitude, Inc. (a)	50,357	597,234
ANSYS, Inc. (a)	51,429	17,186,029
AppFolio, Inc. (a)	12,654	3,063,407
Appian Corp. Class A (a)	24,732	861,910
AppLovin Corp. (a)	155,909	9,310,885
Argo Blockchain PLC ADR (a)	11,953	24,145
Arqit Quantum, Inc. (a)(b)	97,199	69,342
Arteris, Inc. (a)	20,779	146,076
Aspen Technology, Inc. (a)	37,888	7,346,104
Atlassian Corp. PLC (a)	91,851	19,051,734
Auddia, Inc. (a)	172	695
AudioEye, Inc. (a)	8,256	60,434
Aurora Innovation, Inc. (a)(b)	669,159	1,699,664
Aurora Mobile Ltd. ADR (a)(b)	2,373	7,451
Authid, Inc. (a)(b)	2,662	25,395
Autodesk, Inc. (a)	126,805	32,737,247
AvePoint, Inc. (a)	117,943	943,544
Aware, Inc. (a)	13,849	27,560
Baijiayun Group Ltd. (a)(b)	32,050	24,102
Banzai International, Inc. Class A (a)(b)	32,267	23,265
Beamr Imaging Ltd. (b)	6,540	52,516
Bentley Systems, Inc. Class B	169,611	8,712,917
Bio-Key International, Inc. (a)(b)	571	1,199
Bit Digital, Inc. (a)(b)	60,228	156,593
Bit Origin Ltd. (a)(b)	3,285	18,429
Bitdeer Technologies Group (b)	39,508	261,543
Bitfarms Ltd. (a)(b)	182,184	519,224
Blackbaud, Inc. (a)	31,982	2,212,515
BlackLine, Inc. (a)	36,466	2,068,716
Braze, Inc. (a)	40,146	2,284,307
Bridgeline Digital, Inc. (a)(b)	2,527	2,754
BTC Digital Ltd. (a)(b)	393	1,517
BTCS, Inc. (a)	2,315	3,912
BTCS, Inc. Series V (c)	2,315	0
BYND Cannasoft Enterprises, Inc. (a)	17,355	2,839
Cadence Design Systems, Inc. (a)	161,234	49,076,405
CCC Intelligent Solutions Holdings, Inc. Class A (a)	376,730	4,411,508
Cellebrite DI Ltd. (a)	117,465	1,406,056
Cerence, Inc. (a)	27,389	408,096
Check Point Software Technologies Ltd. (a)	69,132	11,090,155
Cipher Mining, Inc. (a)(b)	151,613	448,774
Cleanspark, Inc. (a)(b)	114,215	1,909,675
Cognyte Software Ltd. (a)	57,574	427,199
CommVault Systems, Inc. (a)	25,520	2,442,519
Confluent, Inc. (a)	129,830	4,397,342
Consensus Cloud Solutions, Inc. (a)	11,285	179,657
Crowdstrike Holdings, Inc. (a)	134,558	43,616,976
CXApp, Inc. Class A (a)(b)	8,073	24,058
CyberArk Software Ltd. (a)	24,749	6,527,796
Cyngn, Inc. (b)	12,210	2,199
Datadog, Inc. Class A (a)	178,851	23,511,752
Datasea, Inc. (a)(b)	1,077	7,970
DatChat, Inc. (a)(b)	1,123	1,640
Dave, Inc. (a)(b)	5,822	152,478
Descartes Systems Group, Inc. (a)	51,670	4,478,239
Digihost Technology, Inc. (a)(b)	9,844	16,046
Digimarc Corp. (a)(b)	14,607	512,121
Digital Turbine, Inc. (a)	55,575	176,173
Docebo, Inc. (a)(b)	19,333	1,053,649
DocuSign, Inc. (a)	120,256	6,406,037
Domo, Inc. Class B (a)	23,964	275,826
Dropbox, Inc. Class A (a)	155,263	3,718,549
Duos Technologies Group, Inc. (a)(b)	2,223	8,314
eGain Communications Corp. (a)	24,943	152,901
Everbridge, Inc. (a)	25,015	707,174
EverCommerce, Inc. (a)	115,566	1,131,391
Expensify, Inc. (a)	37,779	78,580
Five9, Inc. (a)	42,977	2,621,597
Fortinet, Inc. (a)	458,430	31,682,097
Freshworks, Inc. (a)	118,916	2,430,643
Gen Digital, Inc.	380,391	8,174,603
GitLab, Inc. (a)	61,496	4,435,092
Gorilla Technology Group, Inc. (a)(b)	41,258	36,749
Greenidge Generation Holdings, Inc. (a)(b)	4,236	15,673
GSE Systems, Inc. (a)(b)	3,356	7,048
HashiCorp, Inc. (a)	68,456	1,784,648
HeartCore Enterprise, Inc. (a)(b)	12,158	7,878
HIVE Blockchain Technologies Ltd. (a)(b)	46,880	178,613
Hut 8 Mining Corp. (a)(b)	51,034	433,279
Infobird Co. Ltd. (a)(b)	5,659	4,234
Intapp, Inc. (a)	41,088	1,611,882
Intellicheck, Inc. (a)(b)	10,166	17,384
InterDigital, Inc. (b)	15,334	1,641,045
Intrusion, Inc. (a)(b)	42,427	7,908
Intuit, Inc.	165,966	110,017,202
Iris Energy Ltd. (a)	37,849	223,309
Iveda Solutions, Inc. (a)(b)	8,621	8,621
Jamf Holding Corp. (a)(b)	75,196	1,352,776
JFrog Ltd. (a)	61,625	2,760,184
Kaltura, Inc. (a)	70,000	93,100
Karooooo Ltd. (b)	18,693	463,960
Leddartech Holdings, Inc. (b)	62,402	258,968
LivePerson, Inc. (a)	50,042	63,553
Magic Software Enterprises Ltd.	31,025	346,549
Manhattan Associates, Inc. (a)	36,319	9,200,692
Marathon Digital Holdings, Inc. (a)(b)	130,906	3,390,465
Marin Software, Inc. (a)(b)	14,390	4,717
Materialise NV ADR (a)(b)	17,527	94,646
Matterport, Inc. (a)(b)	171,640	363,877
Mawson Infrastructure Group, Inc. (a)(b)	8,968	14,035
Mercurity Fintech Holding, Inc. sponsored ADR (a)	25,768	77,046
MicroCloud Hologram, Inc. (a)(b)	2,883	27,994
Microsoft Corp.	4,403,142	1,821,315,621
MicroStrategy, Inc. Class A (a)(b)	8,656	8,853,703
Mitek Systems, Inc. (a)	28,300	328,563
MMTEC, Inc. (a)(b)	62,271	80,952
Monday.com Ltd. (a)	28,215	6,292,227
My Size, Inc. (a)(b)	17,978	7,082
nCino, Inc. (a)	66,185	1,974,960
NetSol Technologies, Inc. (a)	6,495	18,056
Nextnav, Inc. (a)(b)	65,876	281,949
NICE Ltd. sponsored ADR (a)	29,474	7,225,551
Nisun International Enterprise (a)(b)	1,122	4,847
Nukkleus (a)	5,073	4,753
Nutanix, Inc. Class A (a)	143,455	9,060,618
Nvni Group Ltd. (b)	12,252	24,872
Oblong, Inc. (a)	1,687	275
Onespan, Inc. (a)	27,480	264,083
Open Text Corp.	162,512	6,255,087
Opera Ltd. ADR (b)	22,109	269,288
Pagaya Technologies Ltd. Class A (a)(b)	316,374	468,234
Palo Alto Networks, Inc. (a)	186,641	57,961,363
Pegasystems, Inc.	49,771	3,237,106
Phunware, Inc. (a)(b)	1,129	7,948
Porch Group, Inc. Class A (a)(b)	62,174	207,661
Prairie Operating Co. (a)(b)	3,224	32,562
Progress Software Corp.	25,571	1,364,469
PTC, Inc. (a)	70,626	12,925,264
Qualys, Inc. (a)	21,447	3,685,881
Quantum Computing, Inc. (a)(b)	42,948	35,668
Radcom Ltd. (a)(b)	13,668	137,910
Radware Ltd. (a)	27,195	482,983
Rapid7, Inc. (a)	36,077	2,113,391
reAlpha Tech Corp. (b)	24,121	41,006
Red Violet, Inc. (a)	8,743	156,150
Rekor Systems, Inc. (a)(b)	49,183	117,056
Rimini Street, Inc. (a)	76,258	246,313
Riot Platforms, Inc. (a)(b)	119,558	1,688,159
Roadzen, Inc. (a)(b)	2,626	16,360
Roper Technologies, Inc.	63,409	34,540,785
SAI.TECH Global Corp. Class A (a)(b)	7,507	8,858
Sapiens International Corp. NV	33,056	1,017,133
SecureWorks Corp. (a)	11,955	78,903
Semantix, Inc. (a)(b)	43,390	28,768
Sigma Additive Solutions, Inc. (a)(b)	710	2,095
SilverSun Technologies, Inc. (A Shares) (b)	1,996	30,020
Smith Micro Software, Inc. (a)	26,575	10,120
Soluna Holdings, Inc. (a)(b)	211	690
SoundHound AI, Inc. (a)(b)	124,977	927,329
SoundThinking, Inc. (a)	9,121	158,614
Sphere 3D Corp. (a)(b)	3,243	6,259
Splunk, Inc. (a)	99,705	15,575,915
Sprout Social, Inc. (a)(b)	28,714	1,775,099
SPS Commerce, Inc. (a)	21,819	4,040,006
Stronghold Digital Mining, Inc. Class A (a)(b)	5,648	26,828
Synchronoss Technologies, Inc. (a)	7,220	67,363
Synopsys, Inc. (a)	90,082	51,682,746
T Stamp, Inc. Class A (a)(b)	4,566	4,931
Telos Corp. (a)	43,638	160,151
Tenable Holdings, Inc. (a)	69,262	3,335,658
TeraWulf, Inc. (a)(b)	138,821	260,289
The9 Ltd. sponsored ADR (a)(b)	816	4,439
Upland Software, Inc. (a)	21,178	62,052
Urgent.ly, Inc.	1,450	3,089
Varonis Systems, Inc. (a)	63,549	3,228,289
Verb Technology Co., Inc. (a)(b)	1,547	232
Verint Systems, Inc. (a)	36,327	1,148,296
Veritone, Inc. (a)(b)	20,801	47,634
Vertex, Inc. Class A (a)	36,498	1,225,603
Viant Technology, Inc. (a)	11,166	101,499
WalkMe Ltd. (a)	53,010	493,523
WeTrade Group, Inc. (a)(b)	478	1,749
Workday, Inc. Class A (a)	123,836	36,489,516
X3 Holdings Co. Ltd. (a)(b)	914	762
Xiao I Corp. ADR (b)	1,841	3,645
Xunlei Ltd. sponsored ADR (a)	24,768	36,657
Zenvia, Inc. (a)(b)	1,673	3,430
ZeroFox Holdings, Inc. (a)(b)	64,920	72,061
Zoom Video Communications, Inc. Class A (a)	152,541	10,789,225
Zscaler, Inc. (a)	87,678	21,215,446
		2,760,267,040
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	9,214,598	1,665,538,589
Astro-Med, Inc. (a)(b)	3,663	64,396
Boxlight Corp. (a)(b)	4,085	3,472
Canaan, Inc. ADR (a)(b)	124,563	195,564
CompoSecure, Inc. (a)(b)	21,750	105,270
Corsair Gaming, Inc. (a)	62,621	810,942
CPI Card Group (a)(b)	7,134	134,833
Ebang International Holdings, Inc. Class A (a)(b)	1,980	22,790
Immersion Corp.	18,807	126,947
Intevac, Inc. (a)	22,851	88,205
Logitech International SA (b)	93,062	8,172,705
Movano, Inc. (a)	16,621	9,474
Nano Dimension Ltd. ADR (a)(b)	173,079	493,275
NetApp, Inc.	121,209	10,802,146
One Stop Systems, Inc. (a)(b)	8,505	27,811
Quantum Corp. (a)(b)	50,501	24,382
Seagate Technology Holdings PLC	123,353	11,477,997
Socket Mobile, Inc. (a)	1,296	1,335
Sonim Technologies, Inc. (a)	7,078	4,814
Super Micro Computer, Inc. (a)	31,528	27,307,031
Transact Technologies, Inc. (a)	6,575	44,710
Turtle Beach Corp. (a)	9,366	100,029
Wearable Devices Ltd. (a)(b)	8,376	4,146
Western Digital Corp. (a)	190,290	11,316,546
Xerox Holdings Corp.	104,555	1,949,951
		1,738,827,360
TOTAL INFORMATION TECHNOLOGY		7,516,174,697
MATERIALS - 1.1%
Chemicals - 0.9%
Alto Ingredients, Inc. (a)	45,352	99,774
Arq, Inc. (a)	18,182	62,728
ASP Isotopes, Inc. (a)	27,092	103,221
Balchem Corp.	18,780	2,952,028
Bioceres Crop Solutions Corp. (a)(b)	36,081	473,744
Bon Natural Life Ltd. (a)(b)	4,398	2,032
CN Energy Group, Inc. (a)(b)	288	389
Global Gas Corp. (a)(b)	26,227	52,192
Gulf Resources, Inc. (a)(b)	8,302	10,793
Hawkins, Inc.	11,982	841,736
Innospec, Inc.	14,671	1,823,165
Linde PLC	287,402	128,991,766
Loop Industries, Inc. (a)(b)	23,631	74,201
Methanex Corp.	40,908	1,834,315
Northern Technologies International Corp.	5,689	71,909
Origin Materials, Inc. Class A (a)	78,046	46,328
PureCycle Technologies, Inc. (a)(b)	96,800	560,472
Save Foods, Inc. (a)	880	1,188
		138,001,981
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)(b)	2,244	664
Smith-Midland Corp. (a)	2,305	105,638
United States Lime & Minerals, Inc.	3,431	874,836
		981,138
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	104,568	1,542,378
TriMas Corp.	23,430	550,605
		2,092,983
Metals & Mining - 0.2%
5E Advanced Materials, Inc. (a)(b)	24,267	43,923
Adamas One Corp. (a)(b)	5,283	2,541
Algoma Steel Group, Inc. (b)	63,553	514,144
American Battery Technology Co. (a)(b)	29,127	62,332
American Lithium Corp. (a)(b)	115,650	80,377
Ascent Industries Co. (a)	7,726	82,745
Atlas Lithium, Corp. (a)(b)	6,971	117,322
Century Aluminum Co. (a)	52,127	545,770
China Natural Resources, Inc. (a)(b)	2,428	2,914
Critical Metals Corp. (b)	9,756	120,779
Electra Battery Materials Corp. (a)(b)	16,129	8,710
Ferroglobe PLC (b)	105,632	480,626
Haynes International, Inc.	8,044	478,055
Hongli Group, Inc. (b)	7,458	11,709
Huadi International Group Co. Ltd. (a)	7,169	19,285
Hycroft Mining Holding Corp. (a)(b)	12,539	23,573
Inno Holdings, Inc. (b)	9,396	8,978
ioneer Ltd. ADR (a)(b)	1,836	6,610
IperionX Ltd. ADR (a)(b)	1,555	23,061
Kaiser Aluminum Corp.	9,286	673,421
Largo, Inc. (a)(b)	35,869	64,923
NioCorp Developments Ltd. (a)(b)	26,012	67,891
Olympic Steel, Inc.	7,458	507,293
Perpetua Resources Corp. (a)	34,563	99,887
Piedmont Lithium, Inc. (a)(b)	10,864	158,180
Radius Recycling, Inc. Class A	15,466	305,608
Ramaco Resources, Inc. (b)	27,313	480,163
Ramaco Resources, Inc. Class B (b)	5,462	65,544
Royal Gold, Inc.	38,461	3,947,252
Sigma Lithium Corp. (a)(b)	62,276	885,565
Snow Lake Resources Ltd. (a)(b)	4,113	4,648
SSR Mining, Inc.	119,238	512,723
Steel Dynamics, Inc.	96,361	12,895,029
TMC the metals Co., Inc. (a)(b)	184,173	267,051
U.S. Gold Corp. (a)	1,706	5,835
U.S. GoldMining, Inc. (b)	5,539	29,191
Universal Stainless & Alloy Products, Inc. (a)	7,722	157,452
		23,761,110
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	37,097	340,550
TOTAL MATERIALS		165,177,762
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Creative Media & Community Trust Corp.	12,011	43,240
Diversified Healthcare Trust (SBI)	156,811	514,340
Equinix, Inc.	55,706	49,512,607
Gaming & Leisure Properties	158,894	7,226,499
Gladstone Commercial Corp.	18,518	229,253
Gladstone Land Corp.	24,626	320,384
Global Self Storage, Inc.	5,948	25,279
Host Hotels & Resorts, Inc.	415,958	8,626,969
Industrial Logistics Properties Trust	41,417	158,627
Lamar Advertising Co. Class A	52,111	5,760,871
Medalist Diversified (REIT), Inc.	1,616	8,565
Office Properties Income Trust	37,098	99,052
Phillips Edison & Co., Inc.	68,993	2,464,430
Potlatch Corp.	48,129	2,175,912
Presidio Property Trust, Inc.:
Class A (b)	6,016	6,497
Class A warrants 1/24/27 (a)	6,016	391
Regency Centers Corp.	109,339	6,773,551
Retail Opportunity Investments Corp.	70,063	905,915
Sabra Health Care REIT, Inc.	132,435	1,838,198
SBA Communications Corp. Class A	63,985	13,387,582
Service Properties Trust	102,096	694,253
Sotherly Hotels, Inc. (a)	4,274	5,813
Uniti Group, Inc. (b)	148,827	872,126
Wheeler REIT, Inc. (a)(b)	43,936	8,589
		101,658,943
Real Estate Management & Development - 0.3%
Alset, Inc. (a)	2,169	2,234
Altisource Portfolio Solutions SA (a)(b)	16,656	46,470
Avalon GloboCare Corp. (a)	4,894	1,889
Colliers International Group, Inc. (b)	25,029	2,909,121
Comstock Holding Companies, Inc. (a)	4,017	18,800
CoStar Group, Inc. (a)	242,114	21,071,181
eXp World Holdings, Inc. (b)	88,579	1,160,385
Fathom Holdings, Inc. (a)(b)	9,107	25,226
FirstService Corp.	26,813	4,422,268
Flj Group Ltd. ADR (a)(b)	1,280	947
FRP Holdings, Inc. (a)	6,217	374,263
Green Giant, Inc. (a)(b)	20,468	708
Gyrodyne LLC (a)	1,080	8,662
Gyrodyne LLC rights (a)	216	9
InterGroup Corp. (a)	986	23,072
La Rosa Holdings Corp. (b)	4,167	7,167
LuxUrban Hotels, Inc. (a)(b)	22,617	52,471
MDJM Ltd. (a)(b)	4,594	5,237
Newmark Group, Inc.	93,901	1,013,192
Ohmyhome Ltd. (b)	10,333	9,884
Opendoor Technologies, Inc. (a)	394,272	1,214,358
Redfin Corp. (a)(b)	67,026	476,220
Safe & Green Development Corp.	1,064	862
Star Holdings	4,685	57,860
Stratus Properties, Inc. (a)	5,346	116,810
The Real Brokerage, Inc. (a)(b)	101,797	297,247
The RMR Group, Inc.	7,911	193,582
Ucommune International Ltd. (a)(b)	197	435
Zillow Group, Inc.:
Class A (a)	24,951	1,348,851
Class C (a)	108,332	6,082,842
		40,942,253
TOTAL REAL ESTATE		142,601,196
UTILITIES - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corp.	151,509	7,234,555
American Electric Power Co., Inc.	312,783	26,645,984
Constellation Energy Corp.	189,019	31,840,251
Evergy, Inc.	134,401	6,658,226
Exelon Corp.	589,246	21,118,577
MGE Energy, Inc.	22,451	1,418,679
Otter Tail Corp. (b)	24,265	2,195,012
Via Renewables, Inc. Class A, (b)	3,068	33,257
Xcel Energy, Inc.	326,826	17,220,462
		114,365,003
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	102,167
Independent Power and Renewable Electricity Producers - 0.0%
Alternus Clean Energy, Inc. Class A (a)(b)	11,386	3,909
Atlantica Sustainable Infrastructure PLC (b)	70,020	1,257,559
Eco Wave Power Global AB ADR (a)(b)	1,986	2,582
Enlight Renewable Energy Ltd.	68,315	1,167,503
Montauk Renewables, Inc. (a)(b)	85,373	484,919
ReNew Energy Global PLC (a)(b)	156,093	1,014,605
VivoPower International PLC (a)(b)	2,759	3,752
		3,934,829
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	36,626	1,755,118
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	213,886
Cadiz, Inc. (a)(b)	44,599	129,337
Consolidated Water Co., Inc.	10,783	318,745
Global Water Resources, Inc.	14,532	188,044
Middlesex Water Co.	10,755	547,322
Pure Cycle Corp. (a)	13,933	138,912
York Water Co.	8,554	302,812
		1,839,058
TOTAL UTILITIES		121,996,175
TOTAL COMMON STOCKS (Cost $6,163,433,256)		15,459,121,894

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	15,678
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	18,360
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
iCoreConnect, Inc. 12.00% (b)	1,007	123
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $39,569)		34,161

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (f) (Cost $4,939,646)	5,000,000	4,939,589

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	86,066,576	86,083,789
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	361,099,021	361,135,131
TOTAL MONEY MARKET FUNDS (Cost $447,218,920)		447,218,920

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $6,615,631,391)	15,911,314,564
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(349,222,187)
NET ASSETS - 100.0%	15,562,092,377

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	290	Mar 2024	104,879,950	4,331,456	4,331,456

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $980,537 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,835,857.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

(j)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $84,718 and all restrictions are set to expire on or before  March 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	33,684,696	325,354,463	272,955,370	782,385	-	-	86,083,789	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	356,269,507	279,084,440	274,218,816	7,271,638	-	-	361,135,131	1.1%
Total	389,954,203	604,438,903	547,174,186	8,054,023	-	-	447,218,920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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